                                              Registration Statement No. 2-79359
                                                                        811-3568

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 27

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 26

                              MANAGED ASSETS TRUST
                              --------------------
                           (Exact name of Registrant)

                  ONE TOWER SQUARE, HARTFORD, CONNECTICUT 06183
                  ---------------------------------------------
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (860) 277-0111
                                                           --------------

                                ERNEST J. WRIGHT
                       Secretary to the Board of Trustees
                              Managed Assets Trust
                                One Tower Square
                           Hartford, Connecticut 06183
                           ---------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
                                             ---------------------

It is proposed that this filing will become effective (check appropriate box):

         immediately upon filing pursuant to paragraph (b).
-----
  X      on May 1, 2000 pursuant to paragraph (b).
-----
         60 days after filing pursuant to paragraph (a)(1).
-----
         on ___________ pursuant to paragraph (a)(1).
-----
         75 days after filing pursuant to paragraph (a)(2)
-----
         on ___________ pursuant to paragraph (a)(2) of Rule 485.
-----

If appropriate, check the following box:

         this post-effective amendment designates a new effective date for a
-----    previously filed post-effective amendment.

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                              MANAGED ASSETS TRUST

                           GOAL -- HIGH TOTAL RETURN


Fund shares are offered only to separate accounts of The Travelers Insurance Company, The Travelers Life and Annuity Company or to separate accounts of affiliated companies (together, "The Travelers"). The Fund serves as a funding option for certain variable annuity and variable life insurance contracts issued by The Travelers.


                                ONE TOWER SQUARE
                          HARTFORD, CONNECTICUT 06183
                            TELEPHONE 1-800-842-9368

                                   PROSPECTUS

                                  May 1, 2000

TABLE OF CONTENTS


       Goals and Investments...............    2
       Fund Performance....................    3
       Investments and Practices...........    4
       Management..........................    5
         Investment Adviser................    5
         The Subadviser and Portfolio
           Managers........................    6
       Legal Proceedings...................    6
       Shareholder Transactions and
       Pricing.............................    6
       Tax Consequences of Dividends and
       Distributions.......................    7
       Financial Highlights................    8
       Appendix............................  A-1



THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED THE FUND'S SHARES AS AN INVESTMENT AND HAS NOT DETERMINED THAT THIS PROSPECTUS IS COMPLETE OR ACCURATE. IT IS AGAINST THE LAW FOR ANYONE TO TELL YOU OTHERWISE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                              MANAGED ASSETS TRUST

                             Goals and Investments


                                  INVESTMENT ADVISER:  Travelers Asset
                                                       Management International
                                                       Company LLC ("TAMIC")


                                  SUBADVISER:  Travelers Investment Management
                                               Company ("TIMCO")

                                  PORTFOLIO MANAGERS:
                                  FIXED INCOME INVESTMENTS David Tyson (TAMIC) STOCK INVESTMENTS Investment Committee
                                                     (TIMCO)
FUND'S OBJECTIVE:  High total
return

KEY INVESTMENTS:  Common stocks,
convertible and fixed-income
securities

ALLOCATION AND SELECTION
PROCESS:  The Fund's investment
policy is to allocate investments
among asset classes providing for
capital growth, capital stability, and income. Assets are allocated to stocks and fixed-income securities based upon a quantitative long-term risk/return analysis. If risk/return characteristics of each asset class are neutral to the other asset classes, the Fund's assets will be invested 60% in stocks and 40% in fixed-income securities.

TIMCO selects stock with a screening process that seeks attractive relative value and earnings growth. TIMCO manages the stocks held by the Fund to mirror the Standard & Poor's 500 Index. With this approach, stocks are evaluated based on the following characteristics:

- price/earnings ratios and expected long-term growth

- trends and magnitudes of earnings

- earnings surprises

- changes in analysts' earnings estimates
- overall contribution to total portfolio risk

- analysis of short-term price changes

- underpricing on a risk-adjusted basis relative to the S&P 500 Index

TAMIC selects fixed-income securities by looking for the best long-term relative values across industries and along the yield curve. Individual investments are analyzed for credit and structure risk.

PRINCIPAL RISKS: The Fund is most subject to equities risk, where market values may change abruptly, sometimes unpredictably, and fixed-income securities risk, where market values move in the opposite direction of interest rates, including lower-quality fixed-income risks, where market values are subject to credit risks of issuers who may default or otherwise fail to make timely debt payments. For more information on the Fund's investments and related risks, please see "Investments and Practices," the Appendix to the prospectus and the Statement of Additional Information ("SAI").

ADDITIONAL INVESTMENTS, INVESTMENT STRATEGIES AND TECHNIQUES: The Fund may invest in various other types of securities and engage in other investment techniques and strategies which are not the principal focus of the Fund. For a complete list of all investments available to the Fund, please refer to the Appendix of this prospectus.

PORTFOLIO TURNOVER: The Fund may actively trade its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate short-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                FUND PERFORMANCE

The chart and table below show how an investment in the Fund has varied over time. The returns shown assume that any dividends and distributions have been reinvested in the Fund. The returns are not reduced to reflect any variable insurance contract charges or fees that may be assessed by The Travelers. The table compares the Fund's performance with the Lehman Government/Corporate Bond Index and the S&P 500 Index. Past performance can give some indication of the Fund's risk, but does not guarantee future results.

                     YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31

                                                                         MANAGED ASSETS TRUST
                                                                         --------------------
'90                                                                               2.47
'91                                                                              21.70
'92                                                                               5.14
'93                                                                               9.33
'94                                                                              -2.24
'95                                                                              27.12
'96                                                                              13.78
'97                                                                              21.31
'98                                                                              21.44
'99                                                                              14.22

Best Quarter:                          (4th 98')                         14.10 %
Worst Quarter:                         (3rd 98')                         (5.60)%

                  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/99

                       1 year         5 year       10 year
                       ------         ------       -------
Managed Assets         14.22 %        19.47%       13.05%
S&P 500                21.04 %        28.56%       18.21%
Lehman Gov./Corp.      (0.82)%         7.73%        7.70%

                           INVESTMENTS AND PRACTICES

The Fund invests in various instruments subject to its investment policy. The Fund may invest in all of the following, as described on page 2 of this prospectus, and in the SAI. For a free copy of the SAI, see the back cover of this prospectus. The Fund does not guarantee that it will reach its investment objective, and an investment in the Fund may lose money.

EQUITIES Equity securities include common and preferred stock, warrants, rights, depositary receipts and shares, trust certificates, and real estate instruments.


                               Equities are subject to market risk. Many factors affect the stock market prices and dividend payouts of equity investments. These factors include general business conditions, investor confidence in the economy, and current conditions in a particular industry or company. Each company determines whether or not to pay dividends on common stock. Equity securities are subject to financial risks relating to the issuer's earning stability and overall financial soundness. Smaller and emerging growth companies are particularly sensitive to these factors. When you sell your shares they may be worth more or less than what you paid for them.


FIXED-INCOME INVESTMENTS       Fixed-income securities include U.S. Government
                               obligations, certificates of deposit, and short-term money market instruments. Fixed-income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.

                               The value of debt securities varies inversely with interest rates. This means generally that the value of these investments increases as short-term interest rates fall and decreases as short-term interest rates rise. Yields from short-term securities normally may be lower than yields from longer-term securities. A bond's price is affected by the credit quality of its issuer. An issuer may not always make payments on a fixed income security. Some fixed income securities, such as mortgage-backed securities are subject to prepayment risk, which occurs when an issuer can prepay the principal owed on a security before its maturity.

                               LOWER-QUALITY FIXED-INCOME SECURITIES

                               High-yield, high-risk securities, commonly called "junk bonds," are considered speculative. While generally providing greater income than investments in higher-quality securities, these securities will involve greater risk of principal and income (including the possibility of default or bankruptcy of the issuers of the security).


FOREIGN SECURITIES
INVESTMENTS                    An investment in foreign securities involves risk
                               in addition to those of U.S. securities, including possible political and economic instability and the possible imposition of exchange controls or other restrictions on investments. The Fund also bears "information" risk associated with the different accounting, auditing, and financial reporting standards in many foreign countries. If a Fund invests in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency rates relative to the U.S.
                               dollar will affect the U.S. dollar value of the Fund's assets. Foreign securities may be less liquid than U.S. securities.

DERIVATIVES AND HEDGING
TECHNIQUES                     Derivative contracts, such as futures and options
                               on securities, may be used for any of the following purposes:

                               - To hedge against the economic impact of adverse
                                 changes in the market value of its securities, due to changes in stock market prices, currency exchange rates or interest rates

                               - As a substitute for buying or selling
                               securities

                               - To enhance return


                               Forward foreign currency contracts may be used to hedge against foreign currency exposure. Even a small investment in derivative contracts can have a big impact on a Fund's stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gain when stock prices, currency rates or interest rates are changing.


                               For a more complete description of derivative and hedging techniques and their associated risks, please refer to the SAI.

SELECTION RISK                 Fund investors are subject to selection risk in
                               that a strategy used, or stock selected, may fail to have the desired effect. Specifically, stocks believed to show potential for capital growth may not achieve that growth. Strategies or instruments used to hedge against a possible risk or loss may fail to protect against the particular risk or loss.


INVESTMENT OBJECTIVES          The Fund's investment objective and, unless noted
                               as fundamental, its investment policies may be changed by the Trust's Board of Trustees
                               ("Board") without approval of shareholders or holders of variable annuity and variable life insurance contracts. A change in a Fund's investment objective or policies may result in the Fund having a different investment objective or policies from those that a policyowner selected as appropriate at the time of investment.


                                   MANAGEMENT

INVESTMENT ADVISER


TRAVELERS ASSET MANAGEMENT INTERNATIONAL COMPANY LLC ("TAMIC") provides investment advice and, in general, supervises and manages the investment program for the Fund. TAMIC employs a subadviser to manage the Fund's daily investment operations, subject to the supervision of the Board of Trustees and TAMIC.



TAMIC is a registered investment adviser that was incorporated in 1978. Its principal offices are located at One Tower Square, Hartford, Connecticut, and it is an indirect wholly owned subsidiary of Citigroup Inc. TAMIC also acts as an investment adviser or subadviser for:


     - other investment companies used to fund variable products

     - individual and pooled pension and profit-sharing accounts

     - domestic insurance companies affiliated with The Travelers Insurance Company (which is affiliated with TAMIC)

     - nonaffiliated insurance companies

The maximum advisory fee payable to TAMIC by the Fund is equivalent on an annual basis to 0.50% of the average daily net assets of the Fund. For the year ended December 31, 1999, the Fund paid TAMIC 0.50% of the Fund's average daily net assets.

THE SUBADVISER AND PORTFOLIO MANAGERS

The subadviser is TIMCO, One Tower Square, Hartford, Connecticut. TIMCO also acts as an investment adviser to other investment companies used to fund variable products issued by The Travelers and The Travelers Life and Annuity Company.

Mr. David Tyson has served as the Fund's day-to-day portfolio manager in connection with its fixed-income investments since February 1994. Mr. Tyson is currently Senior Vice President and head of the Company's Portfolio Management Group. He directly manages The Travelers Annuity, Life Surplus and Convertible portfolios.

The Fund's common stock investments are managed by a team of TIMCO's investment professionals.

                               LEGAL PROCEEDINGS

There are no material legal proceedings affecting the Fund, and it has been advised by TAMIC and TIMCO that neither of them has any material pending legal proceedings affecting them.

                      SHAREHOLDER TRANSACTIONS AND PRICING

Fund shares are currently sold only to insurance company separate accounts in connection with the variable annuity and variable life insurance contracts issued by The Travelers. The term "shareholder" as used in this prospectus refers to any insurance company separate account that may use Fund shares as a funding option now or in the future. Fund shares are not sold to the general public. Fund shares are sold on a continuing basis without a sales charge at the net asset value next computed after the Fund's custodian receives payment. The separate accounts to which shares are sold, however, may impose sales and other charges, as described in the appropriate contract prospectus.


The Fund currently issues only one class of shares. All shares of the Fund participate equally in dividends and distributions and have equal voting liquidation and other rights. When issued for the consideration described in the prospectus, shares are fully paid and nonassessable by the Fund. Shares are redeemable, transferable and freely assignable as collateral. (See the accompanying separate account prospectus for a discussion of voting rights applicable to purchasers of variable annuity and variable life insurance contracts.)


PRICING OF FUND SHARES

The offering price of Fund shares is the net asset value or NAV of a single share. Normally NAV is computed as of the close of trading (usually 4:00 p.m. Eastern time) each day the New York Stock Exchange ("Exchange") is open. NAV is calculated by adding the value of a Fund's investments, cash and other assets, subtracting its liabilities, and dividing the result by the number of shares outstanding.


The Fund's assets are valued primarily based on market value. Short-term money market instruments with remaining maturities of sixty days or less are valued using the amortized-cost method. This method approximates market value and minimizes the effect of changes in a security's market value. Foreign securities are valued on the basis of quotations from the primary market in which they are traded; the value is then converted into U.S. dollars from the local currency. In cases where market quotations are not readily available or, for foreign securities, if the values have been materially impacted by events occurring after the closing of a foreign market, an asset is valued at fair value as determined in good faith by the Trust's Board of Trustees ("Board"). However, this procedure is not used to determine the value of the securities owned by a Fund if, in the opinion of the Board or the committee appointed by the Board, some other method (e.g., closing over-the-counter bid prices in the case of debt instruments traded off an exchange) would more accurately reflect the fair market value of such securities.

PURCHASES AND REDEMPTIONS

Owners of variable annuity or variable life insurance contracts should follow the purchase and redemption procedures described in the accompanying separate account prospectus. The following is general information with regard to purchases and redemptions of Fund shares by insurance company separate accounts.

Fund shares are purchased and redeemed at the NAV next determined after the Fund receives a purchase or redemption order. NAVs are adjusted for fractions of a cent. Upon redemption, a shareholder may receive more or less than the amount paid at the time of purchase, depending upon changes in the value of the Fund's investment portfolio between purchase and redemption.


The Fund computes the NAV for purchases and redemptions as of 4:00 p.m. Eastern time on the day that the Fund has received all proper documentation from the shareholder. Redemption proceeds are normally wired or mailed either the same or the next business day, but not more than seven days later.



The Fund retains the right to refuse a purchase order. The Fund may temporarily suspend the redemption rights or postpone payments when the Exchange is closed (other than on weekends and holidays), when trading on the Exchange is restricted, or when permitted by the SEC.


                TAX CONSEQUENCES OF DIVIDENDS AND DISTRIBUTIONS

Capital gains and dividends are distributed in cash or reinvested in additional Fund shares, without a sales charge. The Trust expects that Fund shares will be held under a variable annuity or variable life insurance contract. Under current tax law, distributions that are left to accumulate in the variable annuity or life insurance contract are not subject to federal income tax until they are withdrawn from the contract. Contract purchasers should review the accompanying contract prospectus for a discussion of the tax treatment applicable to variable annuity or variable life insurance contracts.

The Fund intends to make distributions of income and capital gains in order to qualify each year as a regulated company under Subchapter M of the Internal Revenue Code. Further, the Fund intends to meet certain diversification requirements applicable to mutual funds underlying variable insurance products.

                              FINANCIAL HIGHLIGHTS
                              MANAGED ASSETS TRUST


The financial highlights table provides information to help you understand the Fund's financial performance for the past 5 years. Certain information presents financial results for a single Fund share. The total returns in the table represent the rate that a Fund investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the years ended December 31, 1999, 1998 and 1997 was audited by KPMG LLP, independent auditors, whose report and the Fund's financial statements are included in the annual report to shareholders, which is available upon request. Other independent auditors audited the other two years presented.



                                                   YEARS ENDED DECEMBER 31,
                                                   ------------------------
                                       1999       1998       1997       1996       1995
Net Asset Value, Beginning of
Year...............................  $  19.99   $  17.65   $  14.98   $  15.50   $  12.85
Income from Investment Operations:
  Net Investment Income(1).........      0.39       0.41       0.48       0.46       0.49
  Net Gains on Securities (both
  realized and unrealized).........      2.30       3.27       2.70       1.50       2.83
                                     --------   --------   --------   --------   --------
  Total Income from Investment
  Operations.......................      2.69       3.68       3.18       1.96       3.32
Less Distributions(1):
  Dividends (from net investment
  Income)..........................     (0.39)     (0.47)     (0.12)     (0.89)     (0.50)
  Distributions (from capital
  gains)...........................     (1.17)     (0.87)     (0.39)     (1.59)     (0.17)
                                     --------   --------   --------   --------   --------
Total distributions................     (1.56)     (1.34)     (0.51)     (2.48)     (0.67)
                                     --------   --------   --------   --------   --------
Net Asset Value, End of Year.......  $  21.12   $  19.99   $  17.65   $  14.98   $  15.50
                                     --------   --------   --------   --------   --------
TOTAL RETURN(2)....................     14.22%     21.44%     21.31%     13.78%     27.12%
  Net Assets, End of Year
  (thousands)......................  $339,438   $276,182   $223,870   $188,610   $171,276
RATIOS/SUPPLEMENTAL DATA
  Ratio of Expenses to Average Net
  Assets(3)........................      0.60%      0.60%      0.63%      0.58%      0.58%
  Ratio of Net Investment Income to
  Average Net Assets...............      2.17%      2.30%      2.91%      3.51%      3.49%
  Portfolio turnover rate..........        51%        74%        90%       108%       110%


(1) For the years ended December 31, 1996 and later, distributions from realized gains include both net realized short-term and long-term capital gains. Prior to 1996, net realized short-term capital gains were included in distributions from net investment income.

(2) Total return is determined by dividing the increase (decrease) in value of a share during the year, after reflecting the reinvestment of dividends during the year, by the beginning of year share price. Fund shares are sold only to The Travelers' separate accounts in connection with the issuance of variable annuity and variable life insurance contracts. Total Returns do not reflect the deduction of any contract charges or fees assessed by The Travelers' separate accounts.


(3) As a result of the voluntary expense limitations, the ratio of expenses to average net assets will not exceed 1.25%.

                                    APPENDIX
                              MANAGED ASSETS TRUST

The Fund invests in various instruments subject to its investment policy. The Fund may invest in the following techniques and practices which are described together with their risks in the SAI.

INVESTMENT TECHNIQUES
--------------------------
American Depository Receipts
Asset-Backed Mortgage Securities
Bankers Acceptances
Buying Put and Call Options
Certificates of Deposit
Commercial Paper
Convertible Securities
Corporate Asset-Backed Securities
Equity Securities
Floating & Variable Rate Instruments
Foreign Securities
Futures Contracts
High-Yield, High Risk Debt Securities
Illiquid Securities
Index Futures Contracts
Investment Grade Debt Securities
Investment in Unseasoned Companies
Options on Foreign Currencies
Real Estate-Related Instruments
Repurchase Agreements
Rights and Warrants
Short-Term Money Market Instruments
Temporary Bank Borrowing
U.S. Government Obligations
Variable Amount Master Demand Notes
When-Issued Securities
Writing Covered Call Options

                              MANAGED ASSETS TRUST

Investors who want more information about a Fund can obtain a SAI which provides more detailed information on a number of topics and is made a part of this prospectus. Additional information about a Fund's investments is available in its annual and semi-annual reports to shareholders. A Fund's annual report provides a discussion of the market conditions and investment strategies that particularly impact the Fund's performance over the past fiscal year. These documents are free of charge. To obtain a copy, or ask other questions about the fund, do one of the following:
                             CALL -- 1-800-842-9368
--------------------------------------------------------------------------------
             WRITE -- ONE TOWER SQUARE, HARTFORD, CONNECTICUT 06183
--------------------------------------------------------------------------------
                 ACCESS THE SEC'S WEBSITE -- http://www.sec.gov

Investors may, for a fee, get text-only copies of the above documents from the SEC Public Reference Room at 1-800-SEC-0330 or write to the SEC Public Reference Room, Washington, DC 20549-6009.

(1940 Act # 811-3568)

L-11172

                                     PART B

          INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION

                              MANAGED ASSETS TRUST

                                   May 1, 2000

This Statement of Additional Information ("SAI") is not a prospectus. Investors should read this SAI with the Managed Asset Trust's prospectus dated May 1, 2000 and 1999 annual shareholder report. Investors may obtain a free copy of the prospectus and annual shareholder report by writing or calling us collect at:

                         The Travelers Insurance Company
                                Annuity Services
                                One Tower Square
                        Hartford, Connecticut 06183-5030
                     Phone number 860-277-0111 (collect);or
                            800-842-9368 (toll free);

or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

                                TABLE OF CONTENTS

                                                                     PAGE
Investment Objective, Policies and Risks...............................2
Investment Restrictions................................................13
Valuation and Pricing..................................................15
Distributions..........................................................15
Trustees and Officers..................................................15
Code of Ethics.........................................................18
Declaration of Trust...................................................18
Investment Advisory Services...........................................18
Redemptions in Kind....................................................20
Brokerage..............................................................20
Portfolio Turnover Rate................................................21
Fund Administration....................................................21
Shareholder Rights.....................................................21
Tax Status.............................................................22
Financial Statements...................................................24
Additional Information.................................................24
Appendix...............................................................25

                    INVESTMENT OBJECTIVE, POLICIES AND RISKS

Managed Assets Trust (the "Fund") is registered with the SEC as a "diversified, open-end investment company" or mutual fund. The Fund was formed as a Massachusetts business trust on October 1, 1981.

The Fund's investment objective is to provide a high total investment return through a fully managed investment policy. To achieve this, the adviser adjusts the Fund's overall risk exposure as market and economic trends change by allocating its investments among securities providing for capital growth, capital stability and income. The Fund's fully managed investment policy makes use of equity, debt, convertible and money market instruments. Over longer periods, the investment adviser expects that a larger portion of the Fund's portfolio will consist of equity securities.

The Fund's investment objective and, unless noted as fundamental, its investment policies may be changed by the Board of Trustees ("Board") without approval of shareholders or holders of variable annuity and variable life insurance contracts. A change in the Fund's investment objective or policies may result in the Fund having a different investment objective or policies from those that a policyowner selected as appropriate at the time of investment.

Listed below for quick reference are the other types of investments that the Fund may make and the Fund's investment techniques. More detailed information about the Fund's investments and investment techniques follows the chart.

                                                                  MANAGED
SECURITY/INVESTMENT TECHNIQUE                                  ASSETS TRUST
-------------------------------------------------------------------------------
Affiliated Bank Transactions
-------------------------------------------------------------------------------
American Depositary Receipts                                         X
-------------------------------------------------------------------------------
Asset-Backed Mortgage Securities                                     X
-------------------------------------------------------------------------------
Bankers' Acceptances                                                 X
-------------------------------------------------------------------------------
Buying Put and Call Options                                          X
-------------------------------------------------------------------------------
Certificates of Deposit                                              X
-------------------------------------------------------------------------------
Commercial Paper                                                     X
-------------------------------------------------------------------------------
Convertible Securities                                               X
-------------------------------------------------------------------------------
Corporate Asset-Backed Securities
-------------------------------------------------------------------------------
Debt Securities                                                      X
-------------------------------------------------------------------------------
Emerging Market Securities
-------------------------------------------------------------------------------
Equity Securities                                                    X
-------------------------------------------------------------------------------
Floating & Variable Rate Instruments                                 X
-------------------------------------------------------------------------------
Foreign Securities                                                   X
-------------------------------------------------------------------------------
Forward Contracts on Foreign Currency
-------------------------------------------------------------------------------
Futures Contracts                                                    X
-------------------------------------------------------------------------------
High-Yield, High-Risk Debt Securities                                X
-------------------------------------------------------------------------------
Indexed Securities
-------------------------------------------------------------------------------
Index Futures Contracts                                              X
-------------------------------------------------------------------------------
Investment Company Securities                                        X
-------------------------------------------------------------------------------
Investment in Unseasoned Companies                                   X
-------------------------------------------------------------------------------
Investment Grade Debt Securities                                     X
-------------------------------------------------------------------------------
Lending Portfolio Securities
-------------------------------------------------------------------------------
Letters of Credit
-------------------------------------------------------------------------------
Loan Participations
-------------------------------------------------------------------------------
Options on Foreign Currencies                                        X
-------------------------------------------------------------------------------
Options on Index Futures Contracts
-------------------------------------------------------------------------------
Options on Stock Indices
-------------------------------------------------------------------------------
Other Direct Indebtedness
-------------------------------------------------------------------------------

                                                                  MANAGED
SECURITY/INVESTMENT TECHNIQUE                                  ASSETS TRUST
-------------------------------------------------------------------------------
Real Estate-Related Instruments                                      X
-------------------------------------------------------------------------------
Repurchase Agreements                                                X
-------------------------------------------------------------------------------
Restricted or Illiquid Securities                                    X
-------------------------------------------------------------------------------
Reverse Repurchase Agreements
-------------------------------------------------------------------------------
Rights and Warrants                                                  X
-------------------------------------------------------------------------------
Short Sales "Against the Box"
-------------------------------------------------------------------------------
Short-Term Money Market Instruments                                  X
-------------------------------------------------------------------------------
Swap Agreements
-------------------------------------------------------------------------------
Temporary Bank Borrowing                                             X
-------------------------------------------------------------------------------
U.S. Government Obligations                                          X
-------------------------------------------------------------------------------
Variable Amount Master Demand Notes                                  X
-------------------------------------------------------------------------------
When-Issued and Delayed-Delivery Securities                          X
-------------------------------------------------------------------------------
Writing Covered Call Options                                         X
-------------------------------------------------------------------------------

This section explains more about the investments and investment techniques listed above. It also includes a brief discussion about the specific risks associated with a particular investment or investment technique.

COMMON STOCKS. As stated in the prospectus, the Fund invests in common stocks (equity interests) of issuers of any size. Common stocks represent generally ownership of a corporation. Equities have provided the greatest long-term growth potential but over the short period can be subject to great fluctuations in stock market prices. Market value (risk) will go up and down, which means that investors may lose money. Market risks are affected by many factors, including business conditions, investor confidence in the economy, current conditions in a particular industry or company. Equities are subject to financial risks relating to an issuer's earnings stability and overall soundness. To the extent that the Fund has invested in equities issued by smaller companies, the fund may be more subject to abrupt or erratic market movements than with securities of larger, more established companies or the market averages in general.

WARRANTS AND RIGHTS. The Fund may invest in warrants or rights (other than those acquired in units or attached to other securities) that entitle the purchaser to buy equity securities at a specific price for a specific period of time. Warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

CONVERTIBLE SECURITIES. Convertible securities may include corporate notes or preferred stock, but ordinarily are long-term debt obligations of an issuer that are convertible at a stated price or exchange rate into the issuer's common stock. Convertible securities have characteristics similar to both common stock and debt obligations. Although to a lesser degree than with debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock and, therefore, reacts to variations in the general stock market. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock.

As fixed-income securities, convertible securities are investments that provide a stable stream of income with generally higher yields than common stocks. Like all fixed-income securities, there can be no assurance of the current income because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential through the conversion feature for capital appreciation. There can be no assurance of capital appreciation because securities prices fluctuate.

Convertible securities generally are subordinated to other similar but not-convertible debt of the same issuer, although convertible bonds enjoy seniority payment rights over all equity securities. Convertible preferred stock is senior to the issuer's common stock. Because of the conversion feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

A synthetic convertible security is comprised of two distinct securities that together resemble convertible securities. Synthetic convertible securities combine non-convertible bonds or preferred stock with warrants or stock call options. The options that form a portion of the convertible security are listed on a securities exchange or on the National Association of Securities Dealers Automated Quotations Systems. The two components of a synthetic convertible security generally are not offered as a unit but may be purchased and sold by the Fund at different times. Synthetic convertible securities differ from convertible securities in that each component of a synthetic convertible security has a separate market value and responds differently from the other to market fluctuations. Investing in synthetic convertible securities involves the risks normally involved in holding the securities comprising the synthetic convertible security.

As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

WRITING COVERED CALL OPTIONS. The Fund may write or sell covered call options. By writing a call option, the Fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price.

The Fund may only write "covered" options. This means that as long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option or, in the case of call options on U.S. Treasury bills, the Fund might own substantially similar U.S. Treasury bills.

Writing call options permits the Fund to obtain, through a receipt of premiums, a greater current return than would be realized on the underlying securities alone. The Fund receives a premium from writing a call option, which it retains whether or not the option is exercised. By writing a call option, the Fund might lose the potential for gain on the underlying security while the option is open.

Options on some securities are relatively new, and it is impossible to predict the amount of trading interest that will exist in such options. There can be no assurance that viable markets will develop or continue. The failure of such markets to develop or continue could impair the Fund's ability to use such options to achieve its investment objectives.

FOREIGN AND EMERGING MARKETS SECURITIES AND ADRs. The Fund may invest up to 25% of its total assets in foreign securities. These securities may include U.S. dollar-denominated securities, debt securities of foreign governments (including provinces and municipalities) or their agencies or instrumentalities, securities issued or guaranteed by international organizations designated or supported by multiple governments or entities to promote economic reconstruction or development, and securities of foreign corporations and financial institutions.

The Fund may invest in American Depositary Receipts ("ADRs"). Due to the absence of established securities markets in certain foreign countries and restrictions in certain countries on direct investment by foreign countries and restrictions in certain countries on direct investment by foreign entities, a Fund may invest in certain issuers through the purchase of sponsored and unsponsored ADRs or other similar securities, such as American Depositary Shares, Global Depositary Shares of International Depositary Receipts. ADRs are receipts typically issued by U.S. banks evidencing ownership of the underlying securities into which they are convertible. These securities may or may not be denominated in the same currency as the underlying securities. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of unsponsored ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depository of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights.

Subject to any limit on the Fund's investments in foreign securities, there may be no limit on the amount of assets that may be invested in securities of issuers domiciled in a single country or market. To the extent that the Fund's assets are invested substantially in a single country or market, the Fund is more susceptible to the risks of investing in that country or market than it would be if its assets were geographically more diversified.

Investments in foreign securities may offer the Fund an opportunity to pursue the performance potential of an overseas market. Such securities, however, also entail risks in addition to the risks of U.S. securities. These risks include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability that could affect U.S. investments in foreign countries and potential restrictions on the flow of international capital. Additionally, dividends payable on foreign securities may be subject to foreign taxes withheld prior to distribution. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Foreign settlement procedures and trade regulations may involve higher commission rates and risks and expenses not present in U.S. settlements. Changes in foreign exchange rates affects the value of those securities that are denominated or quoted in currencies other than the U.S. dollar.

Many of the foreign securities held by the Fund are not registered with, nor are the issuers thereof subject to SEC reporting requirements. Accordingly, there may be less publicly available information about the securities and the foreign company or government issuing them than is available about a domestic company or government entity. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.

BUYING PUT AND CALL OPTIONS. The Fund may purchase put options on securities held, or on futures contracts whose price volatility is expected to closely match that of securities held, as a defensive measure to preserve shareholders' capital when market conditions warrant. The Fund may purchase call options on specific securities, or on futures contracts whose price volatility is expected to closely match that of securities eligible for purchase by the Fund, in anticipation of or as a substitute for the purchase of the securities themselves. These options may be listed on a national exchange or executed in the "over-the-counter" market with a broker-dealer as the counterparty. While the investment adviser anticipates that the majority of option purchases and sales will be executed on a national exchange, put or call options on specific securities or for non-standard terms are likely to be executed directly with a broker-dealer when it is advantageous to do so. Option contracts will be short-term in nature, generally less than nine months in duration.

The Fund pays a premium in exchange for the right to purchase (call) or sell
(put) a specific number of shares of an equity security or futures contract at a specified price (the strike price) on or before the expiration date of the option contract. In either case, the Fund's risk is limited to the amount of the option premium paid.

The Fund may sell put and call options prior to their expiration and, thereby, realize a gain or loss. A call option expires worthless if the price of the related security is below the contract strike price at the time of expiration; a put option expires worthless if the price of the related security is above the contract strike price at the time of expiration.

The Fund uses put and call options for bona fide hedging purposes only. The investment adviser identifies liquid securities sufficient to fulfill the call option delivery obligation, and these securities are segregated in an account. Similarly, the investment adviser identifies deliverable securities sufficient to fulfill the put option obligation, which also are segregated. In the case of put options on futures contracts, the investment adviser identifies portfolio securities whose price volatility is expected to match that of the underlying futures contract, and these securities are segregated.

WRITING COVERED CALL OPTIONS. The Fund may write or sell covered call options. By writing a call option, the Fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price.

The Fund may only write "covered" options. This means that as long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option or, in the case of call options on U.S. Treasury bills, the Fund might own substantially similar U.S. Treasury bills.

Writing call options permits the Fund to obtain, through a receipt of premiums, a greater current return than would be realized on the underlying securities alone. The Fund receives a premium from writing a call option which it retains whether or not the option is exercised. By writing a call option, the Fund might lose the potential for gain on the underlying security while the option is open.

Options on some securities are relatively new. Accordingly, it is impossible to predict the amount of trading interest that will exist in such options. There can be no assurance that viable markets will develop or continue. The failure of such markets to develop or continue could significantly impair the Fund's ability to use such options to achieve its investment objectives.

FUTURES CONTRACTS. The Fund may use financial futures contracts either as a hedge to protect against anticipated changes in stock prices and interest rates, or to facilitate the purchase or sale of securities or, to a limited extent, to seek to enhance return. Financial futures contracts consist of stock index futures contracts and futures contracts on debt securities ("interest rate futures"). A stock index futures contract is a contractual obligation to buy or sell a specified index of stocks at a future date for a fixed price. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. When a futures contract is purchased, the Fund sets aside cash or liquid securities equal to the total market value of the futures contract, less the amount of the initial margin.

Hedging by use of interest rate futures seeks to protect the portfolio against potential adverse movements in interest rates. When hedging is successful, any depreciation in the value of portfolio securities is substantially offset by appreciation in the value of the futures position. Conversely, any appreciation in the value of the portfolio securities is substantially offset by depreciation in the value of the futures position.

Positions taken in the futures markets normally are not held to maturity but instead are liquidated through offsetting transactions that may result in a profit or a loss. Closing out an open futures contract sale or purchase is effected by entering into an offsetting futures contract purchase or sale, respectively, for the same aggregate amount of the stock index or security and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if less, a loss. While futures positions taken by the Fund usually are liquidated in this manner, the Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous for it to do so. In determining gain or loss, transaction costs must also be taken into account. There can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time.

The Fund will not purchase or sell futures contracts or related options for non-hedging purposes if the aggregate initial margin and premiums required to establish such positions exceeds five percent (5%) of the fair market value of its net assets, after taking into account unrealized profits and unrealized losses on any such contracts into which it has entered.

All stock index and interest rate futures contracts are traded on exchanges that are licensed and regulated by the Commodity Futures Trading Commission ("CFTC"). The Fund further seeks to assure that fluctuations in the price of any futures contracts that it uses for hedging purposes are substantially related to fluctuations in the price of the securities it holds or expects to purchase, or for other risk reduction strategies, although there can be no assurance that the expected result will always be achieved.

SPECIAL RISKS RELATING TO FUTURES CONTRACTS. While certain futures contracts may be purchased and sold to reduce certain risks, these transactions may entail other risks. Thus, while the Fund may benefit from the use of such futures, changes in stock price movements or interest rates may result in a poorer overall performance for the Fund than if it had not entered into such futures contracts. Moreover, in the event of an imperfect correlation between the futures position and the portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss. The investment adviser attempts to reduce this risk by engaging in futures transactions, to the extent possible, where, in its judgment, there is a significant correlation between changes in the prices of the futures contracts and the prices of any portfolio securities sought to be hedged. Successful use of futures contracts for hedging purposes is also subject to the investment adviser's ability to predict correctly movements in the direction of the market.

FORWARD CONTRACTS. A forward contract is an agreement between two parties where one party is obligated to deliver a stated amount of a particular asset at a specified future time, and the other party is obligated to pay a specified amount for the assets at the time of delivery. The Fund may enter into forward contracts to purchase and sell government securities, equity or income securities, foreign currencies or other financial instruments. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties to the contract. The contracting parties may agree to offset or terminate the contract before its maturity or may hold the contract to maturity and complete the contemplated exchange.

The following discussion summarizes the Fund's principal uses of forward foreign currency exchange contracts ("forward currency contracts"). The Fund may enter into forward currency contracts with stated contract values of up to the value of the Fund's total net assets. A forward currency contract is an obligation to buy (sell) an amount of a specified currency for an agreed price, which may be in U.S. dollars or a foreign currency. In the normal course of business, the Fund exchanges foreign currencies for U.S. dollars and for other foreign currencies; it may buy and sell currencies through forward currency contracts in order to fix a price for securities it has agreed to buy or sell ("transaction hedge"). The Fund also may engage in a "position hedge" whereby it hedges some or all of its investments denominated in a foreign currency (or exposed to foreign currency fluctuations) against a decline in the value of the foreign currency relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency approximating the value of some or all of its portfolio securities denominated in that currency or by participating in options or futures contracts with respect to the currency. The Fund also may engage in position hedging with a "proxy" currency (one whose performance is expected to replicate or exceed the performance of the foreign currency relative to the U.S. dollar). The Fund also may enter into an "anticipatory" position hedge with respect to a currency when the Fund is considering the purchase or sale of investments denominated in that currency. In any of these circumstances, the Fund may enter into a "cross hedge" whereby it uses a forward currency contract to purchase or sell one foreign currency for a second currency that is expected to perform more favorably relative to the U.S. dollar if the portfolio manager believes there is a reasonable degree of correlation between movements in the two currencies.

These types of hedging can minimize the effect of currency appreciation as well as depreciation but do not eliminate fluctuations in the underlying U.S.-dollar value of the proceeds of or rates of return on the Fund's foreign securities. It is difficult to match precisely the increase in value of a forward contract to the decline in the U.S.-dollar value of the foreign asset that is the subject of the hedge. Shifting the Fund's currency exposure from one foreign currency to another removes the Fund's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to the Fund if the portfolio manager's projection of future exchange rates is inaccurate. Proxy hedges and cross-hedges may result in losses if the currency used to hedge does not perform in a similar manner to the currency in which hedged securities are denominated. Unforeseen changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

The Fund will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract or the currency being hedged. To the extent that the Fund is unable to cover its forward currency positions with underlying portfolio securities, the Fund's custodian will segregate cash or other liquid assets having a value equal to the aggregate amount of the Fund's foreign contracts' commitments with respect to position hedges, cross-hedges and anticipatory hedges. If the value of the securities used to cover a position or the value of segregated assets declines, the Fund will find alternative cover or segregate additional cash or liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of the Fund's commitments with respect to such contracts. As an alternative to segregating assets, the Fund may buy call options permitting the Fund to buy the amount of foreign currency subject to a forward buy contract.

While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Fund's ability to utilize forward contracts may be restricted. In addition, the Fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Fund assets.

U.S. GOVERNMENT OBLIGATIONS. As used in this SAI, "U.S. government securities" include securities issued by the U.S. Government, its agencies, instrumentalities and government-sponsored enterprises. U.S. government securities include a variety of Treasury securities that differ only in their interest rates, initial maturities and dates of issuance. Treasury bills have initial maturities of one year or less; Treasury notes have initial maturities of one to ten years; and Treasury bonds generally have initial maturities of greater than ten years at the date of issuance.

U.S. government securities include direct obligations of the U.S. Treasury and securities issued or guaranteed by the Federal Housing Administration, Export-Import Bank of the U.S., Small Business Administration, Government National Mortgage Association, Federal Home Loan Mortgage Corporation, The Tennessee Valley Authority, Student Loan Marketing Association and Federal National Mortgage Association.

Some U.S. government securities, such as Treasury bills and Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S.; others, such as securities of Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; still others, such as bonds issued by the Federal National Mortgage Association, a private corporation, are supported only by the credit of the instrumentality. Because the U.S. Government is not obligated by law to provide support to an instrumentality or government-sponsored enterprise, a Fund will invest in those U.S. government securities only when the Fund's investment adviser, Travelers Asset Management International Company LLC ("TAMIC"), determines that the credit risk with respect to the instrumentality or enterprise does not make its securities unsuitable investments. U.S. government securities will not include international agencies or instrumentalities in which the U.S. Government, its agencies, instrumentalities or government-sponsored enterprises participate, such as the World Bank, the Asian Development Bank or the Inter-American Development Bank, or issues insured by the Federal Deposit Insurance Corporation.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES. The Fund may, from time to time, purchase new-issue government or agency securities on a "when-issued," "delayed-delivery," or "to-be-announced" basis ("when-issued securities"). The prices of such securities are fixed at the time the commitment to purchase is made and may be expressed in either dollar-price or yield- maintenance terms. Delivery and payment may be at a future date beyond customary settlement time. It is the Fund's customary practice to make when-issued purchases for settlement no more than 90 days beyond the commitment date.

The commitment to purchase a when-issued security may be viewed as a senior security, which is marked to market and reflected in the Fund's net asset value daily from the commitment date. While the adviser intends for the Fund to take physical delivery of these securities, offsetting transactions may be made prior to settlement, if it is advantageous to do so. The Fund does not make payment or begin to accrue interest on these securities until settlement date. To invest its assets pending settlement, the Fund normally invests in short-term money market instruments and other securities maturing no later than the scheduled settlement date.

The Fund does not intend to purchase when-issued securities for speculative or "leverage" purposes. Consistent with Section 18 of the 1940 Act and the position of the SEC thereunder, when the Fund commits to purchase a security on a when-issued basis, the adviser identifies and places in a segregated account high-grade money market instruments and other liquid securities equal in value to the purchase cost of the when-issued securities.

The adviser believes that purchasing securities in this manner will be advantageous to the Fund. However, this practice entails certain additional risks, namely the default of the counterparty on its obligations to deliver the security as scheduled. In this event, the Fund would experience a gain or loss equal to the appreciation or depreciation in value from the commitment date. The adviser employs a rigorous credit quality procedure in determining the counterparties to deal with in purchasing when-issued securities and, in some circumstances, require the counterparty to post cash or some other form of security as margin to protect the value of the delivery obligation pending settlement.

VARIABLE RATE MASTER DEMAND NOTES. Variable rate master demand notes are unsecured obligations that permit the Fund to invest different amounts at varying interest rates under arrangements between the Fund (as lender) and the issuer of the note (as borrower). Under the note, the Fund has the right at any time to increase the amount up to the full amount provided by the note agreement, or to decrease the amount, and the borrower has the right to repay at any time up to the full amount of the note without penalty. Notes purchased by the Fund permit it to demand payment of principal and accrued interest at any time (on not more than seven days notice). Notes acquired by the Fund may have maturities of more than one year, provided that: (1) the Fund is entitled to payment of principal and accrued interest upon not more than seven days notice, and (2) the interest rate on such notes is adjusted automatically at periodic intervals, which normally do not exceed 31 days but may extend up to one year. The notes are deemed to have a maturity equal to the longer of the period remaining to the next interest-rate adjustment or the demand notice period. Because these notes are direct lending arrangements between the lender and the borrower, the notes normally are not traded and have no secondary market, although the notes are redeemable and, thus, repayable at any time by the borrower at face value plus accrued interest. Accordingly, the Fund's right to redeem depends on the borrower's ability to pay interest on demand and repay principal. In connection with variable rate master demand notes, TAMIC considers, under standards established by the Board, earning power, cash flow and other liquidity ratios of a borrower and monitors the ability of a borrower to pay principal and interest on demand. These notes are not typically rated by credit rating agencies. Unless rated, the Fund will invest in them only if the investment adviser determines that the issuer meets the criteria established for commercial paper.

DEBT SECURITIES. Debt securities held by the Fund may be subject to several types of investment risk, including market or interest-rate risk, which relates to the change in market value caused by fluctuations in prevailing interest rates, and credit risk, which relates to the ability of the issuer to make timely interest payments and to repay the principal upon maturity. Call or income risk relates to corporate bonds during periods of falling interest rates and involves the possibility that securities with high interest rates will be prepaid or "called" by the issuer prior to maturity. Investment-grade debt securities are generally regarded as having adequate capacity to pay interest and repay principal, but have speculative characteristics. Below-investment-grade debt securities (sometimes referred to as "high-yield/high-risk" or "junk" bonds) have greater speculative characteristics. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

The yield on debt instruments over a period of time should reflect prevailing interest rates, which depend on a number of factors, including government action in the capital markets, government fiscal and monetary policy, needs of businesses for capital goods for expansion, and investor expectations as to future inflation. The yield on a particular debt instrument is also affected by the risk that the issuer will be unable to pay principal and interest.

The Fund has adopted an operating policy that prohibits it from purchasing any securities rated lower than BBB by S&P, Baa by Moody's or, if unrated by such services, are, in TAMIC's opinion, of equivalent quality, if as a result more than 10% of the Fund's assets that are invested in debt securities would be invested in such securities. Further, the Fund does not purchase any debt securities rated B or lower by either service or their equivalent.

The Fund may invest in corporate debt obligations that are rated below the three highest rating categories of a nationally recognized statistical rating organization (AAA, AA, or A for S&P and Aaa, Aa, or A for Moody's (see the Appendix for more information) or, if unrated, of comparable quality) and may have speculative characteristics or be speculative. Lower-rated or comparable unrated bonds include bonds rated BBB by S&P or Baa by Moody's or below and are commonly referred to as "junk bonds". There is no minimum acceptable rating for a security to be purchased or held by the Fund, and it may, from time to time, purchase or hold securities rated in the lowest rating category, including bonds in default. Credit ratings evaluate the safety of the principal and interest payments but not the market value of high yield bonds. Further, the value of such bonds is likely to fluctuate over time.

Lower-rated bonds usually offer higher yields with greater risks than higher-rated bonds. Lower-rated bonds have more risk associated with them than the issuer of such bonds will default on principal and interest payments. This is because of reduced creditworthiness and increased risk of default. Lower-rated securities generally tend to reflect short-term corporate and market developments to a greater extent than higher-rated securities that react primarily to fluctuations in the general level of interest rates. Short-term corporate and market developments affecting the price or liquidity of lower-rated securities could include adverse news affecting major issuers, underwriters, or dealers of lower-rated corporate debt obligations. In addition, since there are fewer investors in lower-rated securities, it may be harder to sell the securities at an optimum time.

As a result of these factors, lower-rated securities tend to have more price volatility and carry more risk to principal and income than higher-rated securities.

An economic downturn may adversely affect the value of some lower-rated bonds. Such a downturn may especially affect highly leveraged companies or companies in cyclically sensitive industries, where deterioration in a company's cash flow may impair its ability to meet its obligations to pay principal and interest to bondholders in a timely fashion. From time to time, as a result of changing conditions, issuers of lower-rated bonds may seek or may be required to restructure the terms and conditions of securities they have issued. As a result of these restructuring, holders of lower-rated securities may receive less principal and interest than they had bargained for at the time such bonds were purchased. In the event of a restructuring, the Fund may bear additional legal or administrative expenses in order to maximize recovery from an issuer. Additionally, an increase in interest rates may also adversely impact the value of high yield bonds.

The secondary trading market for lower rated bonds is generally less liquid than the secondary trading market for higher-rated bonds. Adversely publicity and the perception of investors relating to issuers, underwriters, dealers or underlying business conditions, whether or not warranted by fundamental analysis, may affect the price of liquidity of lower-rated bonds. On occasion, therefore, it may become difficult to price or dispose of a particular security in the portfolio.

Many corporate debt obligations, including many lower rated bonds, permit the issuers to call the security and therefore redeem their obligations earlier than the stated maturity dates. Issuers are more likely to call bonds during periods of declining interest rates. In these cases, if the Fund owns a bond that is called, the Fund will receive its return of principal earlier than expected and would likely be required to reinvest the proceeds at a lower interest rates, thus reducing income to the Fund.

EVALUATING THE RISKS OF LOWER-RATED SECURITIES. The Fund's adviser generally follows certain steps to evaluate the risks associated with investing in lower-rated securities. These techniques include:

                  CREDIT RESEARCH. The adviser performs its own credit analysis in addition to using nationally recognized statistical rating organizations and other sources, including discussions with the issuer's management, the judgment of other investment analysts, and its own informed judgment. The credit analysis will consider the issuer's financial soundness, its responsiveness to changes in interest rates and business conditions, and its anticipated cash flow, interest or dividend coverage and earnings. In evaluating an issuer, the adviser or subadviser places special emphasis on the estimated current value of the issuer's assets rather than historical costs.

                  DIVERSIFICATION. The Fund generally invests in securities of many different issuers, industries, and economic sectors to reduce portfolio risk.

                  ECONOMIC ANALYSIS. The adviser also analyzes current developments and trends in the economy and in the financial markets. When investing in lower-rated securities, timing and selection are critical and analysis of the business cycle can be important.

Achievement by the Fund's of its investment objective through investing in these bonds may be more dependent on the credit analysis of a lower-rated bond than would be the case if the Fund invested exclusively in higher-rated bonds.

MONEY MARKET INSTRUMENTS. Money market instruments are those with remaining maturities of 397 days or less, such as commercial paper (including master demand notes), bank certificates of deposit, bankers' acceptances, and U.S. government securities, some of which may be subject to repurchase agreements.

CERTIFICATES OF DEPOSIT. Certificates of deposit are receipts issued by a bank in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate can usually be traded in the secondary market prior to maturity.

Certificates of deposit are limited to U.S. dollar-denominated certificates of U.S. banks that have at least $1 billion in deposits as of the date of their most recently published financial statements (including foreign branches of U.S. banks, U.S. branches of foreign banks that are members of the Federal Reserve System or the Federal Deposit

Insurance Corporation, and savings and loan associations that are insured by the Federal Deposit Insurance Corporation).

The Fund does not acquire time deposits or obligations issued by the International Bank for Reconstruction and Development, the Asian Development Bank or the Inter-American Development Bank. Additionally, the Fund does not currently intend to purchase such foreign securities (except to the extent that certificates of deposit of foreign branches of U.S. banks may be deemed foreign securities) or purchase certificates of deposit, bankers' acceptances or other similar obligations issued by foreign banks.

OBLIGATIONS OF FOREIGN BRANCHES OF U.S. BANKS. The obligations of foreign branches of U.S. banks may be general obligations of the parent bank as well as of the issuing branch. They also may be limited by the terms of a specific obligation and by government regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, if evidences of ownership of such securities are held outside the U.S., the Fund is subject to the risks associated with the holding of such property overseas. Various provisions of federal law governing domestic branches do not apply to foreign branches of domestic banks.

OBLIGATIONS OF U.S. BRANCHES OF FOREIGN BANKS. Obligations of U.S. branches of foreign banks may be general obligations of the parent bank as well as of the issuing branch. They also may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office. In addition, there may be less publicly available information about an U.S. branch of a foreign bank than about a domestic bank.

BANKERS' ACCEPTANCES. Bankers' acceptances in which the Fund may invest are issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by the bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset, or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less. Bankers' acceptances acquired by the Fund must have been accepted by U.S. commercial banks, including foreign branches of U.S. commercial banks, having total deposits at the time of purchase in excess of $1 billion and must be payable in U.S. dollars.

COMMERCIAL PAPER RATINGS. The Fund's investments in commercial paper are limited to those rated A-1 by S&P or PRIME-1 by Moody's. These and other ratings of money market instruments are described as follows.

Commercial paper rated A-1 by S&P has the following characteristics. Liquidity ratios are adequate to meet cash requirements. The issuer's long-term senior debt is rated A or better, although in some cases BBB credits may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established, and the issuer has a strong position within the industry.

The rating PRIME-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following:
(1 ) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public preparations to meet such obligations. Relative strength or weakness of the above factors determines how the issuer's commercial paper is rated within various categories.

See the Appendix for information with respect to ratings for other debt or equity securities.

OTHER INVESTMENT COMPANIES. The Fund may invest in other investment companies to the extent permitted by the 1940 Act, including investing some or all of its assets in one or more other such investment companies. The Fund indirectly bearsits pro rata share of any investment advisory and other fund expenses paid by the funds in which it invests.

ILLIQUID SECURITIES. The Fund may make investments in illiquid securities in an amount not exceeding 15% of the Fund's total asset value. Illiquid securities are those that are not readily marketable within seven days in the ordinary course and include restricted securities that may not be publicly sold without registration under the Securities Act of 1933 (the "1933 Act") and Rule 144A securities. In most instances such securities are traded at a discount from the market value of unrestricted securities of the same issuer until the restriction is eliminated. If the Fund sells such portfolio securities, it may be deemed an underwriter, as such term is defined in the 1933 Act, with respect to those sales, and registration of such securities under the 1933 Act may be required. The Fund will not bear the expense of such registration. In determining securities subject to the percentage limitation, the Fund will include, in addition to restricted securities, repurchase agreements maturing in more than seven days and other securities not having readily available market quotations, including options traded over-the-counter and other securities subject to restrictions on resale.

RULE 144A SECURITIES. Certain Rule 144A securities may be considered illiquid and, therefore, their purchase is subject to the Fund's limitation on the purchase of illiquid securities, unless the adviser under guidelines approved by the Board determines on an ongoing basis that an adequate trading market exists for the securities. If qualified institutional buyers become uninterested for a time in purchasing Rule 144A securities held by the Fund, the Fund's level of illiquidity could increase. The Board has established standards and procedures for determining the liquidity of Rule 144A securities and periodically monitors the adviser's implementation of the standards and procedures. The ability to sell to qualified institutional buyers under Rule 144A has developed in recent years, and the adviser cannot predict how this market will develop.

LOANS OF SECURITIES TO BROKER DEALERS. The Fund may lend securities to brokers and dealers pursuant to agreements requiring that the loans be continuously secured by cash, liquid securities, or any combination of cash and liquid securities, as collateral equal at all times in value to at least 102% of the market value of the securities loaned. The Fund will not loan securities if, after a loan, the aggregate of all outstanding securities loans exceeds one-third of the value of the Fund's total assets taken at their current market value. The Fund continues to receive interest or dividends on the securities loaned and simultaneously earns interest on the investment of any cash loan collateral in U.S. Treasury notes, certificates of deposit, other high grade, short-term obligations or interest-bearing cash equivalents. Although voting rights attendant to securities loaned pass to the borrower, such loans may be called at any time and will be called so that the Fund may vote the securities if, in the opinion of the investment adviser, a material event affecting the investment would occur. There may be risks of delay in receiving additional collateral, in recovering the securities loaned, or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans may be made only to borrowers deemed to be of good standing, under standards approved by the Board, when the income to be earned from the loan justifies the risks.

REPURCHASE AGREEMENTS. The Fund may invest from time to time in repurchase agreements with approved counterparties. Approved counterparties are limited to national banks or broker-dealers on the Federal Reserve Bank of New York's list of primary reporting dealers, in each case meeting the investment adviser's credit quality standards as presenting minimal risk of default. All repurchase transactions must be collateralized by U.S. government securities with market value no less than 102% of the amount of the transaction, including accrued interest. Repurchase transactions generally mature the next business day but, in the event of a transaction of longer maturity, collateral will be marked-to-market daily and, when required, the counterparty will provide additional cash or qualifying collateral.

In executing a repurchase agreement, the Fund purchases eligible securities subject to the counterparty's agreement to repurchase them on a mutually agreed upon date and at a mutually agreed upon price. The purchase and resale prices are negotiated with the counterparty on the basis of current short-term interest rates, which may be more or less than the rate on the securities collateralizing the transaction. The Fund will engage in repurchase agreements only where it takes physical delivery or, in the case of "book-entry" securities, the security is segregated in the counterparty's account at the Federal Reserve for the benefit of the Fund, to perfect the Fund's claim to the collateral for the term of the repurchase agreement in the event the counterparty fails to fulfill its obligation.

As the securities collateralizing a repurchase transaction are generally of longer maturity than the term of the transaction, in the event of default by the counterparty on its obligation, the Fund would bear the risks of delay, adverse market fluctuation and any transaction costs in disposing of the collateral.

TEMPORARY INVESTMENTS. Permissible temporary investments pending investment or for defensive or cash management purposes may include debt securities, including high-yield, high risk debt securities and money market instruments. These investments also may include preferred stock, corporate bonds and debentures; U.S. government securities; instruments of banks that are members of the Federal Deposit Insurance Corporation with assets of at least $1 billion, such as certificates of deposit, demand and time deposits, and bankers' acceptances; prime commercial paper, including master demand notes; repurchase agreements secured by U.S. government securities; or other debt securities. When the Fund is so invested, investment income may increase and constitute a large portion of the Fund's return, and the Fund probably will not participate in market advances or declines to the extent that it would if it were fully invested in stocks.

                             INVESTMENT RESTRICTIONS

At a meeting held April 30, 1999, the Fund adopted the following investment policies as fundamental (those that may not be changed without shareholder approval).

FUNDAMENTAL POLICIES

The Fund, irrespective of any fundamental or non-fundamental operating investment policies, may invest all or a portion of its assets in one or more investment companies without a shareholder vote. The Fund may not:

1. DIVERSIFICATION: with respect to 75% of its assets, purchase a security other than a security issued or guaranteed by the U. S. Government, its agencies, instrumentalities, or government-sponsored enterprises or a security of an investment company if, as a result; (1) more than 5% of the Fund's total assets would be invested in the securities of a single issuer or (2) the Fund would own more than 10% of the outstanding voting securities of any single issuer.

2. INDUSTRY CONCENTRATION: purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry. For purposes of this policy, there is no limit on : (1) investments in U. S. government securities, in repurchase agreements covering U. S. government securities, in securities issued by the states, territories or possessions of the United States ("municipal securities") or in foreign government securities; or (2) investment in issuers domiciled in a single jurisdiction. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies; provided that, except to the extent that it invests in other investment companies pursuant to Section 12(d)(1)(A) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

3. BORROWING: borrow money if, as a result, outstanding borrowings would exceed an amount equal to one-third of the Fund's total assets.

4. REAL ESTATE: purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or in securities of companies engaged in the real estate business).

5. LENDING: make loans to other parties if, as a result, more than one-third of its total assets would be loaned to other parties. For purposes of this limitation, entering into repurchase agreements, lending securities, and acquiring any debt security are not deemed to be the making of loans.

6. COMMODITIES: purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts and options on futures or from investing in securities or other instruments backed by physical commodities).

7.       UNDERWRITING: be an underwriter (as that term is defined in the 1933
Act) of securities issued by other persons except, to the extent that in connection with the disposition of its assets, the Fund may be deemed to be an underwriter.

8. SENIOR SECURITIES: issue any class of senior securities except to the extent consistent with the 1940 Act.


NONFUNDAMENTAL POLICIES

Effective May 1, 1999, the Fund also complies with the following nonfundamental investment policies. The Fund will not:

1. BORROWING: for purpose of the borrowing limitation, the following are not treated as borrowings to the extent they are fully collateralized: (1) the delayed delivery of purchased securities (such as the purchase of when-issued securities); (2) reverse repurchase agreements; (3) dollar-roll transactions; and (4) the lending of securities ("leverage transactions"). (See Fundamental Policy No. 3 "Borrowing.")

2. LIQUIDITY: invest more than 15% of its net assets in: (1) securities that cannot be disposed of within seven days at their then-current value; (2) repurchase agreements not entitling the holder to payment of principal within seven days; and (3) securities subject to restrictions on the sale of the securities to the public without registration under the 1933 Act ("restricted securities") that are not readily marketable. The Fund may treat certain restricted securities as liquid pursuant to guidelines adopted by the Board.

3. EXERCISING CONTROL OF ISSUERS: make investments for the purpose of exercising control of an issuer. Investments by the Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.

4. OTHER INVESTMENT COMPANIES: invest in securities of another investment company, except to the extent permitted by the 1940 Act.

5. SHORT SALES: sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

6. PURCHASING ON MARGIN: purchase securities on margin, except that the Fund may use short-term credit for the clearance of its portfolio transactions, and provided that initial and variation margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

7. LENDING: lend a security if, as a result, the amount of loaned securities would exceed an amount equal to one-third of the Fund's total assets.

8.       PLEDGING: pledge its assets except as permitted by the 1940 Act.

                              VALUATION AND PRICING

VALUATION. Current value for the Fund's portfolio securities is determined as follows: securities traded on national securities markets are valued at the closing prices on such markets; securities for which no sales prices were reported and U.S. government and agency obligations are valued at the mean between the last reported bid and ask prices or on the basis of quotations received from unaffiliated reputable brokers or other recognized sources; and, securities that have a remaining maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity. The Fund values short-term money market instruments with maturities of sixty days or less at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount) which, when combined with accrued interest receivable, approximates market. All other investments are valued at fair value as determined in good faith by the Board.

PRICING. We compute the Fund's net asset value per share as of 4:00 p.m. Eastern time each day the New York Stock Exchange ("Exchange") is open. The net asset value per share is arrived at by determining the value of the Fund's assets, subtracting its liabilities, and dividing the result by the number of shares outstanding. Fund shares are redeemed at the redemption value next determined after the Fund receives a redemption request. The redemption value is the net asset value adjusted for fractions of a cent and may be more or less than the shareholder's cost depending upon changes in the value of the Fund's portfolio between purchase and redemption.

The Fund computes the redemption value as of the close of the Exchange at the end of the day on which it has received all proper documentation from the shareholder. Redemption proceeds normally are wired or mailed either the same or the next business day, but in no event later than seven days thereafter.

The Fund may temporarily suspend the right to redeem its shares when: (1) the Exchange is closed, other than customary weekend and holiday closings; (2) trading on the Exchange is restricted; (3) an emergency exists as determined by the SEC so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable; or (4) the SEC, for the protection of shareholders, so orders.

                                  DISTRIBUTIONS

The investment adviser intends to distribute dividends from net investment income and all net realized capital gains annually in shares or, at the option of the shareholder, in cash. When the investment adviser makes a distribution, it intends to distribute only net capital gains and such income as the investment adviser has determined, to the best of its ability, to be taxable as ordinary income. Therefore, the investment adviser will not make net investment income distributions on the basis of distributable income as computed on the Fund's books but on a federal taxation basis.

                              TRUSTEES AND OFFICERS

Under Massachusetts law, the Board has absolute and exclusive control over the management and disposition of all the Fund's assets. Subject to the provisions of its Declaration of Trust, the Fund's business and affairs are managed by the trustees or other parties so designated by the trustees. The Fund's trustees and officers are listed below.

Name and Position
  With the Fund                Principal Occupation During Last Five Years
-----------------              -------------------------------------------
*Heath B. McLendon            Managing Director (1993-present), Salomon Smith
 Chairman and Trustee         Barney, Inc. ("Salomon Smith Barney"); President
 7 World Trade Center         and Director (1994-present), SSB Citi Fund
 New York, NY                 Management LLC; (successor to SSBC Fund Management
 Age 66                       Inc.); Director and President (1996-present),
                              Travelers Investment Adviser, Inc.; Chairman and
                              Director of sixty investment companies associated
                              with Salomon Smith Barney; Trustee (1999) of 6
                              Trusts of Citifunds' family of Trusts; Trustee,
                              Drew University; Advisory Director, M&T Bank;
                              Chairman, Board of Managers, seven Variable
                              Annuity Separate Accounts of The Travelers
                              Insurance Company+; Chairman, Board of Trustees,
                              five Mutual Funds sponsored by The Travelers
                              Insurance Company++; prior to July 1993, Senior
                              Executive Vice President of Shearson Lehman
                              Brothers Inc.

 Knight Edwards               Of Counsel (1988-present), Partner (1956-1988),
 Trustee                      Edwards & Angell, Attorneys; Member, Advisory
 154 Arlington Avenue         Board (1973-1994), thirty-one mutual funds
 Providence, RI               sponsored by Keystone Group, Inc.; Member, Board
 Age 76                       of Managers, seven Variable Annuity Separate
                              Accounts of The Travelers Insurance Company+;
                              Trustee, five Mutual Funds sponsored by The
                              Travelers Insurance Company.++

 Robert E. McGill, III        Retired manufacturing executive. Director
 Trustee                      (1983-1995), Executive Vice President (1989-1994)
 295 Hancock Street           and Senior Vice President, Finance and
 Williamstown, MA             Administration (1983-1989), The Dexter Corporation
 Age 68                       (manufacturer of specialty chemicals and
                              materials); Vice Chairman (1990-1992), Director
                              (1983-1995), Life Technologies, Inc. (life
                              science/biotechnology products); Director,
                              (1994-1999), The Connecticut Surety Corporation
                              (insurance); Director (1995-present), Chemfab
                              Corporation (specialty materials manufacturer);
                              Director (1999-present), Ravenwood Winery, Inc.;
                              Director (1999-present), Lydall Inc. (manufacturer
                              of fiber materials); Member, Board of Managers,
                              seven Variable Annuity Separate Accounts of The
                              Travelers Insurance Company+; Trustee, five Mutual
                              Funds sponsored by The Travelers Insurance
                              Company.++

 Lewis Mandell                Dean, School of Management (1998-present),
 Trustee                      University at Buffalo; Dean, College of Business
 160 Jacobs Hall              Administration (1995-1998), Marquette University;
 Buffalo, NY                  Professor of Finance (1980-1995) and Associate
 Age 57                       Dean (1993-1995), School of Business
                              Administration, and Director, Center for Research
                              and Development in Financial Services (1980-1995),
                              University of Connecticut; Director
                              (2000-present), Delaware North Corp. (hospitality
                              business); Director (1992-present), GZA
                              Geoenvironmental Tech, Inc. (engineering
                              services); Member, Board of Managers, seven
                              Variable Annuity Separate Accounts of The
                              Travelers Insurance Company+; Trustee, five Mutual
                              Funds sponsored by The Travelers Insurance
                              Company.++

 Frances M. Hawk,             Private Investor, (1997-present); Portfolio
 CFA, CFP                     Manager (1992-1997, HLM Management Company, Inc.
 Trustee                      (investment management); Assistant Treasurer,
 28 Woodland Street           Pensions and Benefits. Management (1989-1992),
 Sherborn, MA                 United Technologies Corporation (broad-based
 Age 52                       designer and manufacturer of high technology
                              products); Member, Board of Managers, seven
                              Variable Annuity Separate Accounts of The
                              Travelers Insurance Company+; Trustee, five Mutual
                              Funds sponsored by The Travelers Insurance
                              Company.++

 Ernest J. Wright             Vice President and Secretary (1996-present),
 Secretary to the Board       Assistant Secretary (1994-1996), Counsel
 One Tower Square             (1987-present), The Travelers Insurance Company;
 Hartford, Connecticut        Secretary, Board of Managers, seven Variable
 Age 59                       Annuity Separate Accounts of The Travelers
                              Insurance Company+; Secretary, Board of Trustees,
                              five Mutual Funds sponsored by The Travelers
                              Insurance Company.++


 Kathleen A. McGah            Deputy General Counsel (1999 - present); Assistant
                              Secretary (1995-present), The

 Assistant Secretary to       Travelers Insurance Company; Assistant Secretary,
 The Board                    Board of Managers, seven Variable Annuity Separate
 One Tower Square             Accounts of The Travelers Insurance Company+;
 Hartford, Connecticut        Assistant Secretary, Board of Trustees, five
 Age 49                       Mutual Funds sponsored by The Travelers Insurance
                              Company.++ Prior to January 1995, Counsel, ITT
                              Hartford Life Insurance Company.

 Lewis E. Daidone             Managing Director of Salomon Smith Barney Inc.
 Treasurer                    since 1990. Director and Senior Vice President of
 388 Greenwich Street         SSB Citi Fund Management Inc. and Travelers
 New York, New York           Investment Adviser Inc.; Senior Vice President and
 Age 41                       Treasurer of Salomon and Smith Barney sponsored
                              funds and Chief Financial Officer of the mutual
                              fund complex; Treasurer, Board of Trustees, five
                              Mutual Funds sponsored by The Travelers Insurance
                              Company.++ Prior to 1990, he was Senior Vice
                              President and CFO of Cortland Financial Group,
                              Inc. (1984-1990), Assistant Controller, Reserve
                              Group (1982-1984); Ernst & Young (1980-1982).

 Irving David                 Controller and Director of Salomon Smith Barney
 Controller                   Inc. since 1994. Controller of several investment
 388 Greenwich Street         companies associated with Salomon Smith Barney
 New York, New York           Inc.; Controller, Board of Trustees, five Mutual
 Age 38                       Funds sponsored by The Travelers Insurance
                              Company.++ Prior to 1994 , Assistant Treasurer at
                              First Investment Management Company (1988-1994).

+ The seven Variable Annuity Separate Accounts are: The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities, The Travelers Timed Aggressive Stock Account for Variable Annuities and The Travelers Timed Bond Account for Variable Annuities.

++ The five Mutual Funds are: Capital Appreciation Fund, Money Market Portfolio, High Yield Bond Trust, Managed Assets Trust and The Travelers Series Trust.

* Mr. McLendon is an "interested person" within the meaning of the 1940 Act by virtue of his position as Managing Director of Salomon Smith Barney, Inc., an indirect wholly owned subsidiary of Citigroup Inc., and his ownership of shares and options to purchase shares of Citigroup Inc., the indirect parent of The Travelers Insurance Company.

COMMITTEES. To operate more efficiently, the Board established two operating committees. The Nominating Committee recommends candidates for the nomination as members of the Board. The Audit Committee reviews the scope and results of the Fund's annual audits with the Fund's independent auditors and recommends the engagement of the auditors. For the year ended December 31, 1999, the members of the Nominating and Audit Committees were Knight Edwards, Robert E. McGill III, Lewis Mandell, and Frances M. Hawk. Trustees do not receive any additional compensation for their committee services.

COMPENSATION. Members of the Board who are also officers or employees of Citigroup Inc. or its subsidiaries are not entitled to any fee for their services to the Fund. Board members who are not affiliated as employees of Citigroup Inc. or its subsidiaries receive an aggregate retainer of $19,000 for service on the Boards of the five Mutual Funds sponsored by The Travelers Insurance Company ("The Travelers") and the seven Variable Annuity Separate Accounts established by The Travelers. They also receive an aggregate fee of $2,500 for each meeting of such Boards attended. Board members with 10 years of service may agree to provide services as an emeritus director at age 72 or upon reaching 80 years of age and will receive 50% of the annual retainer and 50% of meeting fees, if attended. The chart below shows the compensation paid to Board members for the year ended December 31, 1999.

COMPENSATION TABLE

                                                                 Pension or            Total Compensation
                                          Aggregate              Retirement Benefits   From Fund and Fund
                                          Compensation From      Accrued As Part of    Complex Paid to
Name of Person, Position                  Fund(1)                Fund Expenses         Directors
----------------------------------------------------------------------------------------------------------
Heath B. McLendon  Chairman and           N/A                    N/A                   N/A
  Trustee
----------------------------------------------------------------------------------------------------------
Knight Edwards                            $2,625                 N/A                   $31,500
  Trustee
----------------------------------------------------------------------------------------------------------
Robert E. McGill, III                     $2,417                 N/A                   $29,000
  Trustee
----------------------------------------------------------------------------------------------------------
Lewis Mandell                             $2,625                 N/A                   $31,500
  Trustee
----------------------------------------------------------------------------------------------------------
Frances M. Hawk, CFA, CFP                 $2,625                 N/A                   $31,500
  Trustee
----------------------------------------------------------------------------------------------------------

-----------------
1        No compensation was deferred for any Trustee or Officer under a deferred compensation plan.

                                 CODE OF ETHICS

Pursuant to Rule 17j-1 of the 1940 Act, the Fund and its investment advisers have adopted codes of ethics that permit personnel to invest in securities for their own accounts, including securities that may be purchased or held by the funds. All personnel must place the interest of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients. All personnel securities transactions by employees must adhere to the requirements of the codes and must be conducted in such a manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee's position of trust and responsibility.

                              DECLARATION OF TRUST

The Fund is organized as a Massachusetts business trust. In accordance with certain decisions of the Supreme Judicial Court of Massachusetts, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if the Fund were held to be a partnership, however, the possibility of its shareholders incurring financial loss for that reason appears remote because the Fund's Declaration of Trust contains an express disclaimer of shareholder liability for the Fund's obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or the trustees. Further, the Declaration of Trust provides for indemnification out of Fund property for any shareholder held personally liable for the Fund's obligations.

                          INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISER. Travelers Asset Management International Company LLC ("TAMIC"), an indirect wholly owned subsidiary of Citigroup Inc., furnishes investment management and advisory services to the Fund in accordance with the terms of an investment advisory agreement that was approved by shareholders on April 23, 1993 (the "Agreement"). TAMIC was incorporated in 1978 under the laws of the State of New York. On February 15, 2000 TAMIC was converted into a Delaware Limited Liability Company. TAMIC is a registered investment adviser which has provided investment advisory services since its incorporation in 1978. TAMIC is an indirect wholly owned subsidiary of Citigroup Inc., and its principal offices are located at One Tower Square, Hartford, Connecticut, 06183. TAMIC also provides investment advice to individual and pooled pension and profit-sharing accounts and non-affiliated insurance companies.

As required by the 1940 Act, the Agreement will continue in effect for a period more than two years from the date of its execution only so long as its continuance is specifically approved at least annually: (1) by a vote of a majority of the Board, or (2) by a vote of a majority of the Fund's outstanding voting securities. In addition, and in either event, the terms of the Agreement must be approved annually by a vote of a majority of the trustees who are not parties to, or interested persons of any party to, the Agreement, cast in person at a meeting called for the purpose of voting on such approval and at which the Board is furnished such information as may be reasonably necessary to evaluate the terms of the Agreement. The Agreement further provides that it will terminate automatically upon assignment, may be amended only with prior approval of a majority of the Fund's outstanding voting securities, may be terminated without the payment of any penalty at any time upon sixty days' notice by the Board or by a vote of a majority of the Fund's outstanding voting securities, and may not be terminated by TAMIC without prior approval of a new investment advisory agreement by a vote of a majority of the Fund's outstanding voting securities.

Under the terms of the Agreement, TAMIC shall:

         (1) obtain and evaluate pertinent economic, statistical and financial data and other information relevant to the investment policy of the Fund, affecting the economy generally and individual companies or industries, the securities of which are included in the Fund's portfolio or are under consideration for inclusion therein;

         (2) be authorized to purchase supplemental research and other services from brokers at an additional cost to the Fund;

         (3) regularly furnish recommendations to the with respect to an investment program for approval, modification or rejection by the Board;

         (4) take such steps as are necessary to implement the investment program approved by the Board; and
         (5) regularly report to the Board with respect to implementation of the approved investment program and any other activities in connection with the administration of the Fund's assets.

ADVISORY FEES. For furnishing investment management and advisory services to the Fund, TAMIC is paid a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Fund's average daily net assets. For the three years ended December 31, 1997, 1998, and 1999, the Fund paid advisory fees of $1,035,501, $1,232,882 and $1,529,826, respectively.

Under a management agreement dated May 1, 1993 with the Fund, The Travelers has agreed to reimburse the Fund for the amount by which its aggregate annual expenses, including investment advisory fees but excluding brokerage commissions, interest charges and taxes, exceed 1.25% of the Fund's average net assets for any year. For the years ended December 31, 1999, 1998 and 1997 the Fund received no reimbursements from The Travelers.

THE SUBADVISER. The Travelers Investment Management Company ("TIMCO"), an indirect wholly owned subsidiary of Citigroup Inc., serves as subadviser to the Fund with respect to its common stock investments pursuant to the terms of a subadvisory agreement between TAMIC and TIMCO. The subadvisory agreement, which was approved by shareholders of the Fund at a meeting held on April 23, 1993, provides that TAMIC will pay TIMCO for its services a subadvisory fee at a rate equal to 50% of TAMIC's advisory fee. For the three years ended December 31, 1997, 1998 and 1999, TAMIC paid TIMCO $517,750, $639,595 and $764,913, respectively, in subadvisory fees.

                               REDEMPTIONS IN KIND

If conditions arise that would make it undesirable for the Fund to pay for all redemptions in cash, the Fund may authorize payment to be made in portfolio securities or other property. The Fund has obligated itself under the 1940 Act, however, to redeem for cash all shares presented for redemption in any 90-day period by any one shareholder up to $250,000 or 1% of the Fund's net assets, whichever is less. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities would incur brokerage costs when these securities are sold.

                                    BROKERAGE

Subject to the Board's approval, TAMIC's and TIMCO's policy, in executing transactions in portfolio securities, is to seek best execution of orders at the most favorable prices. Determining what may constitute best execution and price in the execution of a securities transaction by a broker involves considering, without limitation:

         - the overall direct net economic result to the Fund, involving both price paid or received and any commissions and other cost paid;
         -        the efficiency with which the transaction is effected;
         - the ability to effect the transaction at all where a large block is involved;
         - the availability of the broker to stand ready to execute potentially difficult transactions in the future; and
         -        the financial strength and stability of the broker.

Such considerations are judgmental and are weighed by management in determining the overall reasonableness of brokerage commissions paid. Subject to the foregoing, a factor in the selection of brokers is the receipt of research services, analyses and reports concerning issuers, industries, securities, economic factors and trends, and other statistical and factual information. Any such research and other statistical and factual information provided by brokers is considered to be in addition to and not in lieu of services TAMIC or TIMCO is required to perform under its investment advisory or subadvisory agreement. The cost, value, and specific application of such information are indeterminable and hence are not practicably allocable among the Fund and other clients of TAMIC or TIMCO who may indirectly benefit from the availability of such information. Similarly, the Fund may indirectly benefit from information made available as a result of transactions for such clients.

Purchases and sales of bonds and money market instruments are usually principal transactions and normally are purchased directly from the issuer or from the underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases. Purchases from the underwriters do include the underwriting commission or concession, and purchases from dealers serving as market makers do include the spread between the bid and asked prices. Where transactions are made in the over-the-counter market, the Fund deals with primary market makers unless more favorable prices are otherwise obtainable. Brokerage fees are incurred in connection with futures transactions, and the Fund is required to deposit and maintain funds with brokers as margin to guarantee performance of future obligations.

TAMIC or TIMCO may follow a policy of considering the sale of shares of the Fund a factor in the selection of broker-dealers to execute portfolio transactions, subject to the requirements of best execution described above.

TAMIC's and TIMCO's policy with respect to brokerage is and will be reviewed by the Board periodically. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the foregoing practices may be changed, modified or eliminated.

The total brokerage commissions paid by the Fund for the years ended December 31, 1997, 1998 and 1999 were $163,320, $159,253 and $183,659, respectively. For the year ended December 31, 1999, portfolio transactions in the amount of $461,292,444 were placed with certain brokers because of research services, of which $54,431 was paid in commissions with respect to such services. No formula was used in placing such transactions and no specific amount of transactions was allocated for research services. Commissions in the amount of $5,210 were paid to Salomon Smith Barney an affiliates of TAMIC and TIMCO, which equals 2.83% of the Fund's aggregate brokerage commissions paid to such affiliated brokers during 1999. The percentages of the Fund's aggregate dollar amount of transactions involving the payment of commissions were 2.99%.

                             PORTFOLIO TURNOVER RATE

The Fund's investment philosophy is based on the belief that, as in the past, the structure of the United States economy and its securities markets will undergo continuous change. Thus, the fully managed approach puts maximum emphasis on flexibility. Because of this flexibility, the Fund may have a high rate of portfolio turnover and, thus, higher transaction and brokerage costs. Accordingly, the Fund might expect to have turnover in the range of 100% to 300%. The investment adviser expects that the portfolio turnover rate will be approximately 50% for debt securities and range from 200% to 300% for equity securities.

A higher turnover rate should not be interpreted as a variation from the Fund's stated investment policy. Portfolio turnover results when the Fund makes a change in its investments from one investment sector (such as the equity market) to another investment sector (such as the bond market), as well as may result in response to redemptions, when the Fund realizes capital gains, and in response to market conditions. The Fund may have a loss if it makes a change in the investment sector in which the greatest proportion of its assets is invested at a time when subsequent market conditions are unfavorable.

The Fund's portfolio turnover rates for the years ended December 31, 1998 and 1999 were 74% and 51%, respectively.

                               FUND ADMINISTRATION

The Fund entered into an administrative services agreement during 1996 with The Travelers to provide pricing and bookkeeping services at an annualized rate of 0.06% of the daily net assets of the Fund. The Travelers at its expense has appointed a subadministrator, SSB Citi Fund Management LLC ("SSB Citi") an affiliate of The Travelers, to provide these services. The Travelers pays SSB Citi, as subadministrator, a fee at an annual rate of 0.06% of the Fund's average daily net assets of the Fund. For the three years ended December 31, 1997, 1998 and 1999, the Fund paid administration fees of $121,093, $147,946 and $183,579, respectively.

                               SHAREHOLDER RIGHTS

Fund shares are currently sold only to insurance company separate accounts in connection with variable annuity and variable life insurance contracts issued by The Travelers. Shares are not sold to the general public. Fund shares are sold on a continuing basis, without a sales charge, at the net asset value next computed after the insurance company makes payment to the Fund's custodian. However, separate accounts to which shares are sold may impose sales and other charges, as described in the appropriate contract prospectus.

The Fund currently issues one class of shares that participate equally in dividends and distributions and have equal voting, liquidation and other rights. When issued for the consideration described in the prospectus, shares are fully paid and nonassessable by the Fund and have no preference, conversion, exchange or preemptive rights.

Shareholders are entitled to one vote for each full share owned and fractional votes for fractional shares. Shares are redeemable, transferable and freely assignable as collateral. There are no sinking fund provisions. (See the accompanying separate account prospectus for a discussion of voting rights applicable to purchasers of variable life insurance contracts.)

Although the Fund is not currently aware of any disadvantages to contract owners of either variable annuity or variable life insurance contracts because the Fund's shares are available with respect to both products, an irreconcilable material conflict may conceivably arise between contract owners of different separate accounts investing in the Fund due to differences in tax treatment, management of the Fund's investments, or other considerations. The Fund's Board will monitor events in order to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and will determine what action, if any, should be taken in the event of such a conflict.

                                   TAX STATUS

GENERAL TAX INFORMATION

The Fund qualified in its last taxable year as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and the Fund intends to so qualify in the future so long as such qualification is in the best interest of shareholders. If the Fund qualifies as a regulated investment company and distributes substantially all of its net income and gains to its shareholders (which it intends to do), then under the provisions of Subchapter M, the Fund should have little or no income taxable to it under the Code.

The Fund must meet several requirements to maintain its status as a regulated investment company. These requirements include the following: (1) at least 90% of the Fund's gross income must be derived from dividends, interest, payments with respect to securities loaned, and gains from the sale or disposition of securities; and (2) at the close of each quarter of the Fund's taxable year, (a) at least 50% of the value of the Fund's total assets must consist of cash, U.S. government securities and other securities (no more than 5% of the value of the Fund may consist of such other securities of any one issuer, and the Fund must not hold more than 10% of the outstanding voting stock of any issuer), and (b) the Fund must not invest more than 25% of the value of its total assets in the securities of any one issuer (other than U.S. government securities).

In order to maintain the qualification of the Fund's status as a regulated investment company, in its business judgment, the investment adviser may restrict the Fund's ability to invest in certain types of financial instruments. For the same reason, the investment adviser may, in its business judgment, require the Fund to maintain or dispose of its investment in certain types of financial instruments beyond the time when it might otherwise be advantageous to do so.

The Fund also intends to comply with section 817(h) of the Code and the regulations issued thereunder, which impose certain investment diversification requirements on life insurance companies' separate accounts (such as the account) that are used to fund benefits under variable life insurance and variable annuity contracts. These requirements are in addition to the requirements of subchapter M and of the 1940 Act and may affect the securities in which the Fund may invest. In order to comply with the current or future requirements of section 817(h) (or related Code provisions), the Fund may be required, for example, to alter its investment objective or policies. No such change of investment policies will take place without notice to the Fund's shareholders, the approval of a majority of the outstanding voting shares if necessary, and the approval of the SEC, to the extent legally required.

ADDITIONAL TAX CONSIDERATIONS

If the Fund fails to qualify as a regulated investment company, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains (without any deduction for its distributions to its shareholders), and distributions to its shareholders will constitute ordinary income to the extent of the Fund's available earnings and profits. Owners of variable life insurance and annuity contracts that have invested in such a Fund might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral. In addition, if a Fund failed to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of variable life insurance and annuity contracts that have invested in the Fund would be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by the Fund's adviser, and it is intended that the Fund will comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in a reduction in the return under the Fund, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the Fund's adviser might otherwise believe to be desirable.

The Fund should not be subject to the 4% federal excise tax imposed on regulated investment companies that do not distribute substantially all their income and gains each calendar year because the tax does not apply to a regulated investment company whose only shareholders are segregated asset accounts of life insurance companies held in connection with variable annuity contracts and/or variable life insurance policies.

FOREIGN INVESTMENTS. Funds investing in foreign securities or currencies may be required to pay withholding or other taxes to foreign governments. Foreign tax withholding from dividends and interest, if any, is generally at a rate between 10% and 35%. The investment yield of any fund that invests in foreign securities or currencies is reduced by these foreign taxes. Owners of variable life insurance and annuity contracts investing in such fund bear the cost of any foreign taxes but will not be able to claim a foreign tax credit or deduction for these foreign taxes. Funds investing in securities of passive foreign investment companies may be subject to U.S. federal income taxes and interest charges, and the investment yield of a fund making such investments is reduced by these taxes and interest charges. Owners of variable life insurance and annuity contracts investing in such funds bear the cost of these taxes and interest charges.

OTHER INFORMATION. The discussion of "Tax Consequences of Dividends and Distributions" in the prospectus and the foregoing discussion of federal income tax consequences is a general and abbreviated summary based on tax laws and regulations in effect on the date of the prospectuses. Tax law is subject to change by legislative, administrative or judicial action. Each prospective investor should consult his or her own tax advisor as to the tax consequences of investments in the Fund.

It is not feasible to comment on all of the federal tax consequences concerning the Fund. No further discussion of those consequences is included in this SAI. For information concerning the federal income tax consequences to the owners of variable life insurance and annuity contracts, see the prospectuses for the contracts.

The following is a partial list of publications that may be noted in the Fund's sales literature or shareholder materials that contain articles describing investment results or other data relative to one or more of the insurance products that purchase Fund shares. Other publications may also be cited.

Across the Board                                          Advertising Age
American Banker                                           Barron's
Best's Review                                             Broker World
Business Insurance                                        Business Month
Business Week                                             Changing Times
Consumer Reports                                          The Economist
Financial Planning                                        Financial World
Forbes                                                    Fortune
Inc.                                                      Institutional Investor
Insurance Forum                                           Insurance Sales
Insurance Week                                            Journal of Accountancy
Journal of the American Society of CLU & ChFC             Journal of Commerce
Life Insurance Selling                                    Life Association News
Manager's Magazine                                        MarketFacts
Money                                                     Morningstar, Inc.
National Underwriter                                      Nation's Business
New Choices (formerly 50 Plus)                            The New York Times
Pensions & Investments                                    Pension World
Rough Notes                                               Round the Table
U.S. Banker                                               VARDs
The Wall Street Journal                                   Working Woman

                              FINANCIAL STATEMENTS

The Fund's year-end is December 31st. Financial statements for the Fund's annual and semi-annual periods will be distributed to shareholders of record.

KPMG LLP, 757 Third Avenue, New York, NY 10017, has been selected as independent auditors to examine and report on the Fund's financial statements. The financial statements for the Fund have been audited by KPMG LLP for the fiscal year ended December 31, 1999. The financial statements of the Registrant and the Report of Independent Accountants are contained in the Fund's Annual Report, which is incorporated in the Statement of Additional Information by reference.

                             ADDITIONAL INFORMATION

On April 1, 2000, The Travelers owned 100% of the Fund's outstanding shares. The Travelers is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. It is a wholly owned subsidiary of The Travelers Insurance Group Inc., which is an indirect wholly owned subsidiary of Citigroup Inc., a bank holding company. The Travelers' home office is located at One Tower Square, Hartford, Connecticut 06183, telephone number 860-277-0111.

Smith Barney Private Trust Company, 388 Greenwich Street, New York, NY 10013, will maintain the records relating to its function as transfer agent for the Fund.

PFPC Global Fund Services (formerly First Data Investor Services Group, Inc.), 101 Federal Street, Boston, MA, 02110, will maintain records relating to its function as the sub-transfer agent for the Fund.

PNC Bank NA, 17th and Chestnut Streets, Philadelphia, PA 19103 and The Chase Manhattan Bank, 4 Chase MetroTech Center, Brooklyn, NY, 11245 are the Fund's custodians.

Except as otherwise stated in its prospectus or as required by law, the Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectus, this SAI, or any supplemental sales literature issued by the Fund, and no person is entitled to rely on any information or representation not contained in the prospectus.

The Fund's prospectus and this SAI omit certain information contained in the Fund's registration statement filed with the SEC, which investors may obtain from the SEC's principal office in Washington, D.C. upon payment of the fee prescribed by the rules and regulations promulgated by the SEC. Otherwise, investors may obtain the Fund's registration for free by accessing the SEC's website at http//www.sec.gov.

                                    APPENDIX

                            COMMERCIAL PAPER RATINGS

The Fund's investments in commercial paper are limited to those rated A-1 or A-2 by S&P or PRIME-1 or PRIME-2 by Moody's. These ratings and other money market instruments are described as follows.

Commercial paper rated A-1 by S&P has the following characteristics: liquidity ratios are adequate to meet cash requirements. The issuer's long-term senior debt is rated A or better, although in some cases BBB credits may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry.

Commercial paper rated A-2 by S&P indicates that capacity for timely payment is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

Commercial paper rated PRIME-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public preparations to meet such obligations. Relative strength or weakness of the above factors determines how the issuer's commercial paper is rated within various categories.

Commercial paper rated PRIME-2 has a strong capacity for repayment of short-term promissory obligations.

                       COMMON AND PREFERRED STOCK RATINGS

MOODY'S COMMON STOCK RATINGS

Moody's presents a concise statement of the important characteristics of a company and an evaluation of the grade (quality) of its common stock. Data presented include: (a) capsule stock information which reveals short and long term growth and yield afforded by the indicated dividend, based on a recent price; (b) a long term price chart which shows patterns of monthly stock price movements and monthly trading volumes; (c) a breakdown of a company's capital account which aids in determining the degree of conservatism or financial leverage in a company's balance sheet; (d) interim earnings for the current year to date, plus three previous years; (e) dividend information; (f) company background; (g) recent corporate developments; (h) prospects for a company in the immediate future and the next few years; and (I) a ten year comparative statistical analysis.

This information provides investors with information on what a company does, how it has performed in the past, how it is performing currently, and what its future performance prospects appear to be.

These characteristics are then evaluated and result in a grading, or indication of quality. The grade is based on an analysis of each company's financial strength, stability of earnings and record of dividend payments. Other considerations include conservativeness of capitalization, depth and caliber of management, accounting practices, technological capabilities and industry position. Evaluation is represented by the following grades:

         (1) High Grade
         (2) Investment Grade
         (3) Medium Grade
         (4) Speculative GradeMOODY'S PREFERRED STOCK RATINGS

Preferred stock ratings and their definitions are as follows:

1. aaa: An issue that is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

2. aa: An issue that is rated aa is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

3. a: An issue that is rated a is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

4. baa: An issue that is rated baa is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

5. ba: An issue that is rated ba is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

6. b: An issue that is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

Moody's applies numerical modifiers 1, 2 and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category, the modifier 2 indicates a midrange ranking, and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                             CORPORATE BOND RATINGS

S&P CORPORATE BOND RATINGS

An S&P corporate bond rating is a current assessment of the creditworthiness of an obligor, including obligors outside the United States, with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees. Ratings of foreign obligors do not take into account currency exchange and related uncertainties. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable.

The ratings are based, in varying degrees, on the following considerations:

a. Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

b. Nature of and provisions of the obligation; and

c. Protection afforded by and relative position of the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

PLUS (+) OR MINUS (-): To provide more detailed indications of credit quality, ratings from AA to A may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Bond ratings are as follows:

1. AAA - Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

2. AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

3. A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

4. BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Although it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

5. BB and B - Debt rated BB and B is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation. While such debt likely will have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

MOODY'S CORPORATE BOND RATINGS

       Moody's ratings are as follows:

1. Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are not likely to impair the fundamentally strong position of such issues.

2. Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long term risks appear somewhat larger than in Aaa securities.

3. A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

4. Baa - Bonds that are rated Baa are considered as medium grade obligations, that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

5. Ba - Bonds that are rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

6. B - Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                          FITCH CORPORATE BOND RATINGS

         Fitch ratings are as follows -

1. AAA - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

2. AA - Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA". Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-l+".

3. A - Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

4. BBB - Bonds considered investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances are more likely to have adverse impact on these bonds and impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

5. BB - Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

6. B - Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflect the obligor's limited margin of safety and the need for reasonable business and economic activity through out the life of the issue.

PLUS (+) MINUS (-) - Plus and minus signs are used (except in "AAA" category) with a rating symbol to indicate the relative position of a credit within the rating category.

                              MANAGED ASSETS TRUST

                       STATEMENT OF ADDITIONAL INFORMATION



L-III72S                                                          TIC Ed. 5-2000
                                                               Printed in U.S.A.

                                     PART C

                                OTHER INFORMATION

Item 23. EXHIBITS

(a) Declaration of Trust. (Incorporated herein by reference to Exhibit 1 to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A filed on April 11, 1996.)

(b)      By-Laws of Managed Assets Trust (Incorporated herein by reference to
         Exhibit 2 to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A filed on April 11, 1996.)

(d)(1) Investment Advisory Agreement between the Registrant and Travelers Asset Management International Corporation. Incorporated herein by reference to Exhibit 5(A) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A filed on April 11, 1996.)

(d)(2) Sub-Advisory Agreement between Travelers Asset Management International Corporation and The Travelers Investment Management Company. (Incorporated herein by reference to Exhibit 5(B) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A filed on April 11, 1996.)

(g)(1) Form of Custody Agreement between the Registrant and PNC Bank, N.A., Lester, PA. (Incorporated herein by reference to Exhibit 8(a) to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1, File No. 2-76640, filed April 23, 1998.)

(g)(2) Form of Subcustody Agreement between Morgan Stanley Trust Company and Subcustodian. (Incorporated herein by reference to Exhibit 8(b) to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1, File No. 2-76640, filed April 23, 1998.)

(g)(3) Custody Agreement between The Chase Manhattan Bank as Subcustodian and the PNC Bank. To be provided in a subsequent amendment.

(h)(1) Administrative Services Agreement between the Registrant and The Travelers Insurance Company. (Incorporated herein by reference to Exhibit 9 to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A filed on February 20, 1997.)

(h)(2) Form of Transfer Agency and Registrar Agreement between the Registrant and First Data Investor Services Group, Inc. (Incorporated herein by reference to Exhibit 9(b) to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1, File No. 2-76640, filed April 23, 1998.)

(h)(3) Agency Agreement between Smith Barney Private Trust Company and the Registrant. To be provided in a subsequent amendment.

(h)(4) Sub-Transfer Agency and Services Agreement between Smith Barney Private Trust Company First Data Investor Services Group. To be provided in a subsequent amendment.

(i) An Opinion and Consent of counsel as to the legality of the securities registered by the Registrant. (Incorporated herein by reference to the Registrant's most recent Rule 24f-2 Notice filing on March 24, 1998.)

(j)(1)   Consent of KPMG LLP, Independent Certified Public Accountants.

(j)(3) Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Heath B. McLendon, Knight Edwards, Robert E. McGill III, Lewis Mandell, Frances M. Hawk and Ian R. Stuart. (Incorporated herein by reference to Exhibit 11(B) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1 filed April 11, 1996.)

(j)(4) Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Lewis E. Daidone. (Incorporated herein by reference to Exhibit 11(B) to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A filed on February 20, 1997.)

(p)      Code of Ethics. To be provided in a subsequent amendment.

Item 24. Persons Controlled By or Under Common Control With the Registrant

               Not Applicable.

Item 25. Indemnification

Provisions for the indemnification of the Fund's Trustees and officers are contained in the Fund's Declaration of Trust which was filed with Post-Effective Amendment No. 19 to this Registration Statement as Exhibit 1 on April 11, 1996.

Rule 484 Undertaking

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liability (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser

Officers and Directors of Travelers Asset Management International Company LLC (TAMIC), the Investment Adviser for Managed Assets Trust, are set forth in the following table:

Name                                  Position with TAMIC                       Citigroup Investments Inc*
----                                  -------------------                       --------------------------
Marc P. Weill                         Director and Chairman                     Executive President
                                                                                   Chief Investment Officer
David A. Tyson                        Director, President and                   Executive Vice President
                                         Chief Investment Officer
Joseph E. Rueli, Jr.                  Director, Senior Vice President           Senior Vice President
                                         and Chief Financial Officer            and Chief Financial Officer
F. Denney Voss                        Director and Senior Vice                  Executive Vice President
                                         President
John R. Britt                         Director and Secretary                    Senior Counsel
Eugene Collins                        Senior Vice President                     Senior Vice President/
Thomas Hajdukiewicz                   Senior Vice President                     Senior Vice President/High Yield
Kathryn D. Karlic                     Senior Vice President                     Senior Vice President/Credit
Glenn N. Marchak                      Senior Vice President                     Vice President
David R. Miller                       Senior Vice President                     First Vice President
Emil J. Molinaro                      Senior Vice President                     First Vice President
Joseph M. Mullally                    Senior Vice President                     Senior Vice President
Jordan M. Stitzer                     Senior Vice President                     Senior Vice President
David Amaral                          Vice President                            Trader
Roy Augsberger                        Vice President                            First Vice President
John R. Calcagni, Jr.                 Senior Vice President                     First Vice President
Gilbert G. Campbell                   Vice President                            VP Senior Credit Analyst
Allen R. Cantrell                     Vice President                            Vice President-Portfolio Manager
Arthur William Carnduff               Vice President                            Vice President-Portfolio Manager
Richard Davis                         Vice President                            Senior Financial Analyst
Angela Pellegrini Degis               Vice President                            Vice President/Credit Analyst
Denise Duffee                         Vice President                            Vice President Portfolio Mgr.
Bruce E. Fox                          Vice President                            Vice President/Derivatives
Carl Franzetti                        Vice President                            Vice President/Sr. Credit Analyst
Kimerly Guerrero                      Vice President                            Vice President
John F. Green                         Vice President                            Vice President
Edward Hinchliffe III                 Vice President and Cashier                First Vice President-Securities
Jeremy C. Hughes                      Vice President                            Trader
Paul Jablansky                        Vice President                            2nd Vice President-Securities
Richard E. John                       Vice President                            Frist Vice President
Kurt Lin                              Vice President                            Trader
David R. Martin                       Vice President                            Vice President/Credit Analyst
Paul A. Mataras                       Vice President                            Vice President/Analyst High Yield
Robert Mills                          Vice President                            Assistant Vice President/Port. Mgr.
David Nadeau                          Vice President                            Senior Analyst
John W. Petchler                      Vice President                            First Vice President/Portfolio Mgr.
Steven A. Rosen                       Vice President                            Vice President/Sr. Credti Analyst

Ebru Salomoni                         Vice President                            Sales/Marketing Representative
Andrew Sanford                        Vice President                            Vice President/Senior Trader
Charles H. Silverstein                Vice President                            First Vice President/Portfolio Mgr.
Robert Simmons                        Vice President                            Vice President/Senior Trade
Lisa A. Thomas                        Vice President                            Assistant Vice President/Port. Mgr.
Teresa M. Torrey                      Vice President                            First Vice President/Portfolio Mgr
Pamela D. Westmoreland                Vice President                            Vice President/Portfolio Manager
Matthew Anavy                         Assistant Vice President                  Trader
Paul Bryan                            Assistant Vice President                  Vice President-Securities
Eric Clapprood                        Assistant Vice President                  Financial Analyst
Bonnie Crisco                         Assistant Vice President                  Trader
Steve Diacos                          Assistant Vice President                  Vice President-Credit Analyst
William M. Gardner                    Assistant Vice President                  Private Placement Officer
Laura Horan                           Assistant Vice President                  Assistant Compliance Officer
Kevin Hwang                           Assistant Vice President                  Trading Analyst
Cristina Lucci                        Assistant Vice President                  Financial Analyst
Matthew J. McInerny                   Assistant Vice President                  Assistant Vice President
Linnea Morrow                         Assistant Vice President                  Vice President-Finance
Robert O'Brien                        Assistant Vice President                  Assistant Trader
Michael Plage                         Assistant Vice President                  Trading Analyst
Caroline Platt                        Assistant Vice President                  Trading Analyst
Andrew Feldman                        Assistant Secretary                       Senior Counsel, Corporate Staff
Millie Kim                            Assistant Secretary                       General Counsel
Daniel Scudder                        Assistant Secretary                       Counsel
Andrew Spring                         Assistant Secretary                       Counsel
Patricia A. Uzzel                     Compliance Officer                        Assistant Vice President and
                                                                                Investment Compliance Officer
Frank J. Fazzina                      Controller                                First Vice President-Securities

* Positions held with Citigroup Investments Inc. 388 Greenwich Street, New York, N.Y.

Officers and Directors of The Travelers Investment Management Company (TIMCO), the Fund's Sub-Adviser, are set forth in the following table:

Name                          Position with TIMCO                      Other Business
----                          -------------------                      --------------
Thomas W. Jones               Director and Chairman                    Vice Chairman
                                                                       Citigroup Inc.*
                                                                       Chief Executive Officer of
                                                                       Smith Barney Asset
                                                                       Management Division

Sandip A. Bhagat              Director, President and **               Not Applicable
                                Chief Executive Officer

Virgil H. Cumming             Director                                 Managing Director
                                                                       Salomon Smith Barney Inc.*
                                                                       Chief Investment Officer of
                                                                       Smith Barney Asset
                                                                       Management Division

Heath B. McLendon             Director                                 Managing Director
                                                                       Salomon Smith Barney Inc.*

Philip A. Johanson            Vice President                           Senior Vice President
                                                                       Smith Barney Asset
                                                                       Management Division

John W. Lau                   Vice President**                         Not Applicable

Emil J. Molinaro, Jr.         Vice President                           Vice President
                                                                       Citigroup Inc.**

Louis A. Scott                Vice President**                         Not Applicable

Daniel B. Willey              Vice President**                         Not Applicable

Gloria G. Williams            Vice President/**                        Not Applicable
                              Compliance Officer

Feng Zhang                    Vice President**                         Not Applicable
Michael A. Loura              Assistant Vice President**               Not Applicable
Alexander A. Romeo            Assistant Vice President**               Not Applicable
Yining Xia                    Assistant Vice President**               Not Applicable

Michael F. Rosenbaum          Corporate Secretary                      General Counsel to
                                                                       Smith Barney Asset
                                                                       Management Division

Michael J. Day                Treasurer                                Managing Director
                                                                       Salomon Smith Barney Inc.*


   *Address:  388 Greenwich Street, New York, New York 10013
  **Address:  One Tower Square, Hartford, Connecticut 01683

Item 27. Principal Underwriter

         Not Applicable.

Item 28. Location of Accounts and Records

         (1)   SSB Citi Fund Management LLC
               388 Greenwich Street
               New York,  NY  10013

         (2)   PNC Bank, N.A.
               200 Stevens Drive
               Lester, PA 19113

         (3)   The Chase Manhattan Bank
               4 Chase Metro Tech Center
               Brooklyn,  NY  11245

         (4) PFPC Global Fund Services (formerly First Data Investor Services Group, Inc.)
               101 Federal Street
               Boston, MA 02110

        (5)    Smith Barney Private Trust Company
               388 Greenwich Street
               New York,  NY 10013

Item 29. Management Services

Not Applicable.

Item 30. Undertakings

The undersigned Registrant hereby undertakes to provide to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Managed Assets Trust, certifies that it meets all of the requirements for effectiveness of this post-effective amendment to this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and that it has duly caused this amendment to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford and state of Connecticut, on the 20th day of April, 2000.

                              MANAGED ASSETS TRUST
                              --------------------
                                  (Registrant)

                                               By: *HEATH B. McLENDON
                                                   -----------------------------
                                                    Heath B. McLendon
                                                    Chairman, Board of Trustees

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to this Registration Statement has been signed below by the following persons in the capacities indicated on the 20th day of April 2000.

*HEATH B. McLENDON                          Chairman of the Board
---------------------------
 (Heath B. McLendon)

*KNIGHT EDWARDS                             Trustee
---------------------------
 (Knight Edwards)

*ROBERT E. McGILL III                       Trustee
---------------------------
 (Robert E. McGill III)

*LEWIS MANDELL                              Trustee
---------------------------
 (Lewis Mandell)

*FRANCES M. HAWK                            Trustee
---------------------------
 (Frances M. Hawk

*LEWIS E. DAIDONE                           Treasurer
---------------------------
 (Lewis E. Daidone)


*By: /s/Ernest J. Wright, Attorney-in-Fact
        Secretary, Board of Trustees

                                  EXHIBIT INDEX

Exhibit
  No.        Description                                          Method of Filing
-------      -----------                                          ----------------
(j)(1)       Consent of KPMG LLP, Independent Certified           Electronically
             Public Accountants.